UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04253
MFS SERIES TRUST XV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Commodity
Strategy Fund
Class A-MCSAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$58	1.13%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSA-SEM

MFS® Commodity
Strategy Fund
Class B-MCSFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$95	1.88%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSB-SEM

MFS® Commodity
Strategy Fund
Class C-MCSHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.88%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSC-SEM

MFS® Commodity
Strategy Fund
Class I-MCSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.89%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSI-SEM

MFS® Commodity
Strategy Fund
Class R1-MCSNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$89	1.75%
For the period from April 1, 2025 through April 30, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $96 and 1.88%, respectively.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR1-SEM

MFS® Commodity
Strategy Fund
Class R2-MCSOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.38%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR2-SEM

MFS® Commodity
Strategy Fund
Class R3-MCSQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$58	1.13%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR3-SEM

MFS® Commodity
Strategy Fund
Class R4-MCSTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.88%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR4-SEM

MFS® Commodity
Strategy Fund
Class R6-MCSRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$41	0.81%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CMSR6-SEM

MFS® Global Alternative
Strategy Fund
Class A-DVRAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$67	1.32%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRA-SEM

MFS® Global Alternative
Strategy Fund
Class B-DVRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$105	2.07%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRB-SEM

MFS® Global Alternative
Strategy Fund
Class C-DVRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$105	2.07%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRC-SEM

MFS® Global Alternative
Strategy Fund
Class I-DVRIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$55	1.07%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRI-SEM

MFS® Global Alternative
Strategy Fund
Class R1-DVRFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$105	2.07%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR1-SEM

MFS® Global Alternative
Strategy Fund
Class R2-DVRHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$80	1.57%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR2-SEM

MFS® Global Alternative
Strategy Fund
Class R3-DVRJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$67	1.32%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR3-SEM

MFS® Global Alternative
Strategy Fund
Class R4-DVRKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$55	1.07%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR4-SEM

MFS® Global Alternative
Strategy Fund
Class R6-DVRLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$50	0.97%
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DTRR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Commodity Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Commodity Strategy Fund
Consolidated Portfolio of Investments − 4/30/25 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 90.5%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$4,392,000	$ 4,303,150
Boeing Co., 6.388%, 5/01/2031	1,780,000	1,899,379
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,273,000
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	986,000	1,004,850
		$8,480,379
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$552,000	$ 554,172
Asset-Backed & Securitized – 17.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)	$19,546,658	$ 784,740
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.934% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,799,255
ACREC 2021-FL1 Ltd., “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,401,384
ACREC 2021-FL1 Ltd., “C”, FLR, 6.584% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,123,554
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	392,829	392,556
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	12,071	12,075
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	783,317	785,344
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	2,906,327	2,905,640
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	2,487,458	2,492,039
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,833,538	1,823,434
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.036% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	565,302
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.286% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	327,967
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.136% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,683,380
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,677,210
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	1,005,840
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.645% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,680,251
AREIT 2022-CRE6 Trust, “C”, FLR, 6.5% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	885,469
AREIT 2022-CRE6 Trust, “D”, FLR, 7.2% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	791,830
AREIT 2022-CRE7 LLC, “B”, FLR, 7.572% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,565,651
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	316,589	319,073
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.919% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	2,344,422	2,306,173
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 6.119% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	3,115,644	3,115,579
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.913%, 12/15/2051 (i)(n)	18,804,570	399,774
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.334%, 7/15/2054 (i)	6,819,033	370,990
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.47%, 9/15/2054 (i)	7,338,047	429,690
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.704%, 2/15/2054 (i)	11,090,970	773,894
BDS 2021-FL10 Ltd., “B”, FLR, 6.384% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	785,910
BDS 2021-FL10 Ltd., “C”, FLR, 6.734% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	572,533
BDS 2024-FL13 Ltd., “A”, FLR, 5.896% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	744,414
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.363%, 2/15/2054 (i)	12,421,092	644,861
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)	14,125,995	767,830
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.369%, 8/15/2054 (i)	10,085,755	559,630
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.129%, 9/15/2054 (i)	14,683,166	588,302
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	478,999
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	336,725
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	404,277
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.844% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	1,419,377	1,413,608
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.394% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	443,517
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.644% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	716,770
CMSFS-SEM
1

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	$839,866	$ 850,681
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	100,409	101,660
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	981,580	974,756
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	572,510	561,782
BXMT 2020-FL2 Ltd., “B”, FLR, 6.092% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,463,137
BXMT 2020-FL2 Ltd., “A”, FLR, 5.592% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	384,727	382,189
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,532,570
CD 2017-CD4 Mortgage Trust, “XA”, 1.216%, 5/10/2050 (i)	9,146,033	165,059
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	353,831
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	111,637
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	598,109	601,562
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	665,536	674,917
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	1,052,287	1,058,830
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,526,194	1,541,534
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	506,518	512,400
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,051,349	2,040,113
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.75%, 11/15/2062 (i)	8,922,800	232,405
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.389%, 2/15/2054 (i)	10,735,587	617,853
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.872%, 4/15/2054 (i)	10,472,157	339,953
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.08%, 6/15/2063 (i)	11,355,414	481,301
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.136%, 6/15/2064 (i)	6,052,885	278,908
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	438,900	440,382
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,331,554
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	1,173,000	1,173,872
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	757,531
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	399,921
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.131% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,946,685
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	3,250,000	3,227,478
Empire District Bondco LLC, 4.943%, 1/01/2033	623,595	629,678
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	502,954	504,455
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	598,601	602,314
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	701,647
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	799,120	801,765
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	944,000	946,728
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.2% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	170,455	169,151
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.6% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,750,877
General Motors Co., FLR, 4.794% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,218,775
General Motors Co., FLR, 4.894% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,685,024
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	162,480	162,618
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.996%, 5/10/2050 (i)	10,219,727	153,523
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.073%, 8/10/2050 (i)	10,657,995	189,558
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.123%, 5/12/2053 (i)	8,607,403	391,744
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	1,127,060	1,133,820
JPMorgan Chase Commercial Mortgage Securities Corp., 1.157%, 9/15/2050 (i)	9,191,863	158,008
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	102,907	102,996
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	305,187	305,575
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	687,687	687,475
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.186% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,744,253
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	737,598
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.713% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,771,725
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.919% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,654,587
MF1 2020-FL4 Ltd., “B”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	2,437,000	2,437,769
MF1 2021-FL6 Ltd., “B”, FLR, 6.084% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,031,256
MF1 2022-FL8 Ltd., “C”, FLR, 6.519% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	926,450
2

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL9 LLC, “B”, FLR, 7.468% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	$2,988,000	$ 2,990,355
MF1 2024-FL14 LLC, “C”, FLR, 7.608% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	822,122
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.39%, 5/15/2050 (i)	8,408,926	138,445
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.45%, 6/15/2050 (i)	3,699,255	65,156
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.968%, 12/15/2051 (i)	14,284,865	350,866
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.402%, 5/15/2054 (i)	9,406,096	482,252
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)	8,401,364	379,267
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,669,440	1,678,909
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.444% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	957,652
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	512,326	514,957
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	554,684	556,551
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	1,773,185	1,782,867
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	167,887	168,674
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	1,155,823	1,166,286
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.932% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,242,413
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,764,264
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,164,821
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	1,000,763
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,362,686
Palmer Square Loan Funding 2025-1A Ltd., “A-2”, FLR, 5.52% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	3,000,000	2,958,852
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	2,010,698	2,010,844
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	2,926,367	2,934,348
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	581,675	582,395
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.403% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	720,041
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.586% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,647,225
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.031% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	644,082
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,032,987
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.481% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,526,438
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,281,436
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,095,745
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.842% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,300,332
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.292% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,736,602
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	5,865,449	108,791
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.051%, 12/15/2051 (i)	6,039,229	155,380
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	888,612	898,222
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	851,770	855,230
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	447,119	450,847
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.467%, 11/15/2054 (i)	5,726,214	342,062
		$141,500,505
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$3,279,000	$ 3,259,950
Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	1,327,000	1,305,958
Ford Motor Credit Co. LLC, 6.532%, 3/19/2032	1,445,000	1,427,665
LKQ Corp., 5.75%, 6/15/2028	2,976,000	3,038,778
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,205,429
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	2,013,057
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,332,281
		$13,583,118
Broadcasting – 0.1%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$1,062,000	$ 1,033,482
3

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$ 3,987,269
Charles Schwab Corp., 5.875%, 8/24/2026	2,643,000	2,694,330
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,072,000	2,148,780
LPL Holdings, Inc., 5.7%, 5/20/2027	1,575,000	1,605,317
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,085,000	1,079,984
LPL Holdings, Inc., 6.75%, 11/17/2028	822,000	873,783
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,711,000	1,646,975
		$14,036,438
Business Services – 0.6%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$ 964,834
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,209,340
Paychex, Inc., 5.1%, 4/15/2030	675,000	685,098
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,522,978
		$5,382,250
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$ 1,382,192
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	3,417,000	3,522,069
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,566,000	2,563,474
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,035,000	1,925,701
		$9,393,436
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$1,143,000	$ 1,097,118
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$2,847,000	$ 2,863,353
Regal Rexnord Corp., 6.05%, 4/15/2028	1,728,000	1,772,521
		$4,635,874
Consumer Services – 1.0%
CBRE Services, Inc., 5.5%, 4/01/2029	$2,000,000	$ 2,052,050
CBRE Services, Inc., 4.8%, 6/15/2030 (w)	564,000	560,848
Meituan, 4.5%, 4/02/2028 (n)	1,575,000	1,568,937
Meituan, 4.625%, 10/02/2029 (n)	845,000	840,407
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	2,935,000	2,929,450
		$7,951,692
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$ 2,302,067
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,701,184
		$5,003,251
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$2,322,000	$ 2,341,001
Arrow Electronics, Inc., 2.95%, 2/15/2032	1,133,000	971,327
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	1,758,000	1,773,153
		$5,085,481
4

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.9%
Broadcom, Inc., 5.05%, 7/12/2027	$1,166,000	$ 1,184,525
Broadcom, Inc., 4.15%, 2/15/2028	1,175,000	1,170,589
Broadcom, Inc., 5.05%, 7/12/2029	657,000	669,863
Broadcom, Inc., 4.35%, 2/15/2030	1,679,000	1,658,654
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	3,005,728
		$7,689,359
Energy - Independent – 1.3%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$ 947,131
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	947,795
EQT Corp., 5.7%, 4/01/2028	2,290,000	2,351,146
Occidental Petroleum Corp., 5%, 8/01/2027	895,000	894,439
Occidental Petroleum Corp., 5.2%, 8/01/2029	1,333,000	1,313,295
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,000,000	1,034,287
Pioneer Natural Resources Co., 1.9%, 8/15/2030	3,452,000	3,031,019
		$10,519,112
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$ 1,482,503
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	893,101
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	762,077
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,610,182
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,230,696
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	2,712,000	2,746,017
		$8,724,576
Food & Beverages – 2.0%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$584,000	$ 583,627
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	2,771,000	2,806,638
Constellation Brands, Inc., 4.8%, 5/01/2030 (w)	1,510,000	1,512,653
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	3,980,000	3,741,699
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	987,451
Mars, Inc., 4.6%, 3/01/2028 (n)	1,473,000	1,488,883
Mars, Inc., 4.8%, 3/01/2030 (n)	3,089,000	3,126,707
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	2,001,814
		$16,249,472
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	$405,000	$ 403,911
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,085,205
Las Vegas Sands Corp., 5.9%, 6/01/2027	828,000	838,680
Las Vegas Sands Corp., 5.625%, 6/15/2028 (w)	1,210,000	1,212,777
Marriott International, Inc., 3.75%, 10/01/2025	459,000	456,710
Marriott International, Inc., 4.9%, 4/15/2029	2,619,000	2,642,150
Sands China Ltd., 3.8%, 1/08/2026	2,616,000	2,584,753
		$9,224,186
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$369,000	$ 351,402
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	149,893
		$501,295
5

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.2%
Corebridge Financial, Inc., 3.65%, 4/05/2027	$1,837,000	$ 1,809,963
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,117,000	1,139,528
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,475,827
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,384,511
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	904,000	919,096
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	3,311,000	3,373,114
		$10,102,039
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$ 1,301,341
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,113,297
		$2,414,638
Insurance - Property & Casualty – 0.6%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$1,321,000	$ 1,331,267
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	1,321,000	1,337,348
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,300,000	1,313,528
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	1,300,000	1,310,987
		$5,293,130
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$ 2,154,867
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$ 1,348,605
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	1,227,000	1,184,649
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	438,928
		$2,972,182
Major Banks – 6.2%
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$759,000	$ 758,632
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,751,515
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,375,108
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,350,351
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	636,110
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	961,000	991,229
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	1,989,000	2,040,634
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	961,920
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	177,210
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,241,053
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	726,051
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	654,204
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	3,032,000	3,048,187
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	252,394
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	466,884
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	946,000	953,106
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,090,000	2,036,141
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	732,000	745,426
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	1,406,000	1,425,179
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,118,000	3,035,248
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	2,566,000	2,579,833
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,046,036
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,665,430
6

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	$2,295,000	$ 2,214,271
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,713,550
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	1,834,000	1,845,981
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,237,000	1,236,769
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	462,451
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,498,516
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,803,498
		$51,692,917
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$788,000	$ 801,837
IQVIA, Inc., 6.25%, 2/01/2029	598,000	621,371
		$1,423,208
Metals & Mining – 1.5%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,917,000	$ 2,925,950
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,647,376
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,625,112
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	2,434,000	2,464,418
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	1,223,000	1,233,433
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	1,398,000	1,419,200
		$12,315,489
Midstream – 1.1%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$2,519,000	$ 2,597,409
DCP Midstream Operating LP, 5.625%, 7/15/2027	2,855,000	2,904,426
Enbridge, Inc., 5.25%, 4/05/2027	1,976,000	2,005,294
Energy Transfer LP, 2.9%, 5/15/2025	1,027,000	1,026,185
Energy Transfer LP, 5.55%, 2/15/2028	916,000	938,778
		$9,472,092
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 5/01/2025	$155	$ 154
Fannie Mae, 3%, 12/01/2031	165,970	161,980
Fannie Mae, 5.352%, 2/25/2045 (n)	355,298	353,633
Freddie Mac, 4%, 7/01/2025	1,793	1,789
Freddie Mac, 4.968%, 7/25/2029	660,265	658,930
Freddie Mac, 1.689%, 4/25/2030 (i)	6,294,144	396,620
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,303,081	2,226,622
Freddie Mac, 2%, 7/15/2042	306,390	287,470
		$4,087,198
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$1,755,000	$ 1,764,037
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	249,098
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	308,455
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	45,163	44,732
		$2,366,322
7

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$ 1,330,645
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	933,129
		$2,263,774
Oils – 0.1%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$1,171,000	$ 1,178,438
Other Banks & Diversified Financials – 2.7%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,632,000	$ 2,663,217
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	432,467
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	2,697,000	2,721,871
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,917,636
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	2,018,295
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	2,441,000	2,517,167
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,253,063
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	944,000	941,476
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,323,849
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	706,000	759,474
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,860,518
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	3,350,000	3,422,806
		$22,831,839
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$ 1,758,388
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	590,006
		$2,348,394
Printing & Publishing – 0.2%
News Corp., 3.875%, 5/15/2029 (n)	$1,816,000	$ 1,708,612
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$ 3,195,263
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	468,963
		$3,664,226
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$1,929,000	$ 1,983,402
Real Estate - Retail – 0.4%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$ 388,169
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,268,000	2,220,363
WEA Finance LLC, 3.5%, 6/15/2029 (n)	534,000	506,750
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	391,000	379,351
		$3,494,633
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,388,000	$ 3,327,077
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	1,129,000	1,054,868
		$4,381,945
8

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
Genuine Parts Co., 4.95%, 8/15/2029	$1,945,000	$ 1,954,625
Ross Stores, Inc., 0.875%, 4/15/2026	1,749,000	1,688,409
		$3,643,034
Telecommunications - Wireless – 0.7%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$ 488,459
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	434,588
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,937,802
T-Mobile USA, Inc., 4.2%, 10/01/2029	855,000	844,552
		$5,705,401
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$2,088,000	$ 2,184,457
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	1,751,000	1,775,439
Philip Morris International, Inc., 5%, 11/17/2025	667,000	668,713
Philip Morris International, Inc., 5.125%, 11/17/2027	946,000	966,155
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,284,791
Philip Morris International, Inc., 4.125%, 4/28/2028	903,000	902,013
		$7,781,568
Transportation - Services – 1.5%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$3,216,000	$ 3,270,807
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	2,502,000	2,489,720
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	680,857
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,251,007
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,616,108
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,836,357
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,299,379
		$12,444,235
U.S. Treasury Obligations – 34.7%
U.S. Treasury Notes, 3.125%, 8/15/2025 (f)(s)	$29,190,000	$ 29,088,291
U.S. Treasury Notes, 2.25%, 11/15/2025 (f)(s)	33,500,000	33,160,289
U.S. Treasury Notes, 4.875%, 11/30/2025	51,280,000	51,499,542
U.S. Treasury Notes, 4.625%, 2/28/2026 (f)(s)	23,843,000	23,960,539
U.S. Treasury Notes, 2.25%, 3/31/2026 (f)(s)	30,477,000	30,021,035
U.S. Treasury Notes, 4.125%, 6/15/2026	30,754,000	30,846,502
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	58,148,234
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	32,309,000	32,743,152
		$289,467,584
Utilities - Electric Power – 2.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$722,000	$ 726,689
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	253,000	219,707
Con Edison Co. of NY, Inc., FLR, 4.887% (SOFR - 1 day + 0.52%), 11/18/2027	1,985,000	1,979,243
Edison International, 4.7%, 8/15/2025	1,686,000	1,682,376
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	1,536,000	1,547,376
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	877,771
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,686,248
Pacific Gas & Electric Co., 5.367%, 9/04/2025	3,295,000	3,292,712
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,603,894
Pacific Gas & Electric Co., 5.55%, 5/15/2029	2,561,000	2,602,240
9

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	$820,000	$ 834,143
		$17,052,399
Total Bonds (Identified Cost, $752,721,095)		$754,888,762
Mutual Funds (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $46,425,798)	46,428,781	$ 46,428,781
Short-Term Obligations (s)(y) – 6.7%
Federal Home Loan Bank, 4.18%, due 5/01/2025 (Identified Cost, $55,816,000)	$55,816,000	$ 55,809,442
Other Assets, Less Liabilities – (2.8)%		(23,091,231)
Net Assets – 100.0%		$834,035,754
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $46,428,781 and $810,698,204, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $250,394,049, representing 30.0% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil. It is quoted in USD.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
10

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPRD0	Citibank Bloomberg Commodity Index Total Return
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 4/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	44	$9,158,531	June – 2025	$84,919
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	$227,601	$—	$227,601
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	765,537	(4,023)	761,514
12/23/27	USD	34,600,000	centrally cleared	4.106% Annually	Daily SOFR/Annually	665,409	—	665,409
						$1,658,547	$(4,023)	$1,654,524
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
6/30/25	USD	10,602,521 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	$40,618	$—	$40,618
10/03/25	USD	12,052,263 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	44,842	—	44,842
12/19/25	USD	16,232,487 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMCNTR (floating rate)	54,583	—	54,583
1/08/26	USD	17,589,948 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMBOTR (floating rate)	56,297	—	56,297
3/06/26	USD	14,845,270 (Short)	Goldman Sachs International	4 month T-Bill - 0.07%	BCOMNITR (floating rate)	52,865	—	52,865
5/04/26	USD	10,709,952 (Short)	Morgan Stanley	5 month T-Bill - 0.05%	BCOMSBTR (floating rate)	38,797	—	38,797
						$288,002	$—	$288,002
11

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Total Return Swaps
5/08/25	USD	11,976,022 (Long)	Citibank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	$(47,567)	$—	$(47,567)
7/24/25	USD	6,370,142 (Long)	Morgan Stanley	BCOMLHTR (floating rate)	3 month T-Bill + 0.12%	(22,189)	—	(22,189)
7/24/25	USD	27,633,792 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(103,341)	—	(103,341)
8/11/25	USD	97,556,188 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(367,593)	—	(367,593)
9/12/25	USD	42,864,421 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(161,513)	—	(161,513)
9/12/25	USD	45,007,642 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.089%	(169,549)	—	(169,549)
9/12/25	USD	42,864,421 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(161,513)	—	(161,513)
9/12/25	USD	31,279,008 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(116,975)	—	(116,975)
10/03/25	USD	14,676,726 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(59,141)	—	(59,141)
11/10/25	USD	115,777,341 (Long)	Citibank N.A.	CVICPRD0 (floating rate) (b)	3 month T-Bill + 0.11%	(437,277)	—	(437,277)
12/12/25	USD	10,577,144 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(39,856)	—	(39,856)
12/19/25	USD	32,180,770 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(120,345)	—	(120,345)
12/19/25	USD	7,958,414 (Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.04%	(34,291)	—	(34,291)
1/08/26	USD	122,952,481 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(467,132)	—	(467,132)
1/16/26	USD	4,718,151 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.14%	(17,449)	—	(17,449)
2/17/26	USD	29,843,393 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(111,604)	—	(111,604)
2/17/26	USD	14,704,736 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(55,057)	—	(55,057)
2/17/26	USD	40,104,150 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(150,112)	—	(150,112)
2/17/26	USD	40,104,150 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(150,462)	—	(150,462)
2/17/26	USD	10,214,213 (Long)	Citibank N.A.	BCOMPLTR (floating rate)	3 month T-Bill + 0.11%	(38,809)	—	(38,809)
12

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
3/06/26	USD	6,784,102 (Long)	Goldman Sachs International	SPGCCCTR (floating rate)	3 month T-Bill + 0.15%	$(21,663)	$—	$(21,663)
3/06/26	USD	9,785,764 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(36,640)	—	(36,640)
3/13/26	USD	21,469,466 (Long)	Merrill Lynch International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(80,550)	—	(80,550)
4/02/26	USD	50,446,954 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(189,046)	—	(189,046)
5/08/26	USD	48,869,643 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(122,939)	—	(122,939)
5/08/26	USD	21,935,898 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(55,315)	—	(55,315)
						$(3,337,928)	$—	$(3,337,928)
At April 30, 2025, the fund had cash collateral of $11,443,000 and other liquid securities with an aggregate value of $117,210,476 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $122,952,481*
Long Futures Contracts
Soybean Oil - July 2025	3.9%	4,749,156
Corn - July 2025	5.6%	6,943,140
WTI - June 2025	5.3%	6,487,441
Brent - July 2025	1.6%	2,018,839
Brent - September 2025	4.5%	5,494,524
Cotton - July 2025	1.5%	1,841,548
Gold - June 2025	4.6%	5,642,856
Gold - August 2025	12.7%	15,652,504
Copper Comex - July 2025	5.7%	7,021,032
Heating Oil - July 2025	1.8%	2,214,871
Coffee - July 2025	3.6%	4,470,794
Kansas Wheat - July 2025	1.7%	2,087,100
Aluminum - July 2025	3.8%	4,708,880
Live Cattle - June 2025	1.0%	1,213,639
Live Cattle - August 2025	2.7%	3,267,843
Lean Hogs - June 2025	0.6%	682,362
Lean Hogs - July 2025	1.5%	1,882,702
Lead - July 2025	0.9%	1,101,990
Nickel - July 2025	2.3%	2,862,080
Zinc - July 2025	2.0%	2,426,935
Natural Gas - July 2025	9.0%	11,081,397
Gas Oil - July 2025	2.3%	2,887,895
Soybeans- July 2025	6.0%	7,430,313
Sugar - July 2025	2.6%	3,159,187
Silver - July 2025	4.6%	5,713,496
13

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $122,952,481*
Soybean Meal - July 2025	3.4%	4,120,279
Wheat - July 2025	2.7%	3,286,538
Gasoline RBOB - July 2025	2.0%	2,503,139
	100.0%	$122,952,481
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPRD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPRDO:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $115,777,341*
Long Futures Contracts
Soybean Oil - July 2025	3.7%	4,246,949
Corn - July 2025	5.6%	6,462,887
WTI - June 2025	5.4%	6,298,521
Brent - July 2025	6.3%	7,284,957
Cotton - July 2025	1.5%	1,695,780
Gold - August 2025	17.4%	20,206,609
Copper - July 2025	5.7%	6,630,696
Heating Oil - June 2025	1.8%	2,130,517
Coffee - July 2025	3.6%	4,201,426
Kansas Wheat -July 2025	1.7%	1,921,345
Aluminum - July 2025	3.9%	4,523,953
Live Cattle - August 2025	3.7%	4,286,908
Lean Hogs - July 2025	2.1%	2,400,734
Lead - July 2025	0.9%	1,054,635
Nickel - July 2025	2.3%	2,673,487
Zinc - July 2025	2.0%	2,331,772
Natural Gas - June 2025	8.7%	10,089,506
Gas Oil - July 2025	2.4%	2,782,382
Soybean - July 2025	5.9%	6,849,855
Sugar - June 2025	2.6%	2,968,913
Silver - July 2025	4.7%	5,442,455
Soybean Meal - July 2025	3.3%	3,843,501
Wheat - July 2025	2.6%	3,038,242
Gasoline RBOB - June 2025	2.1%	2,411,311
	100.0%	$115,777,341
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
14

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $808,537,095)	$810,698,204
Investments in affiliated issuers, at value (identified cost, $46,425,798)	46,428,781
Cash	2,417,607
Restricted cash for
Uncleared derivatives	11,443,000
Receivables for
Due from uncleared swap brokers	7,579,764
Net daily variation margin on open cleared swap agreements	98,090
Net daily variation margin on open futures contracts	6,198
Fund shares sold	318,393
Interest	7,646,582
Uncleared swaps, at value	288,002
Other assets	1,535
Total assets	$886,926,156
Liabilities
Payables for
Distributions	$2,723
Due to uncleared swap brokers	46,078,507
When-issued investments purchased	3,280,222
Fund shares reacquired	22,895
Uncleared swaps, at value	3,337,928
Payable to affiliates
Investment adviser	34,180
Administrative services fee	648
Shareholder servicing costs	10,127
Distribution and service fees	157
Payable for independent Trustees' compensation	3,319
Accrued expenses and other liabilities	119,696
Total liabilities	$52,890,402
Net assets	$834,035,754
Net assets consist of
Paid-in capital	$1,389,947,085
Total distributable earnings (loss)	(555,911,331)
Net assets	$834,035,754
Shares of beneficial interest outstanding	227,180,019
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,446,807	2,308,554	$3.66
Class B	86,071	23,574	3.65
Class C	440,453	121,132	3.64
Class I	31,245,395	8,492,554	3.68
Class R1	68,009	18,595	3.66
Class R2	280,506	76,912	3.65
Class R3	71,476	19,497	3.67
Class R4	72,687	19,808	3.67
Class R6	793,324,350	216,099,393	3.67

See Notes to Consolidated Financial Statements
15

MFS Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.88 [100 / 94.25 x $3.66]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Consolidated Financial Statements
16

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Interest	$19,046,124
Dividends from unaffiliated issuers	1,935,929
Other	7,353
Total investment income	$20,989,406
Expenses
Management fee	$3,311,839
Distribution and service fees	13,945
Shareholder servicing costs	16,610
Administrative services fee	65,708
Independent Trustees' compensation	9,465
Custodian fee	31,441
Shareholder communications	5,454
Audit and tax fees	51,556
Legal fees	7,851
Miscellaneous	129,106
Total expenses	$3,642,975
Reduction of expenses by investment adviser	(60,998)
Net expenses	$3,581,977
Net investment income (loss)	$17,407,429
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(30,805)
Affiliated issuers	(5,583)
Futures contracts	(441,175)
Swap agreements	27,389,366
Net realized gain (loss)	$26,911,803
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,501,779
Affiliated issuers	(4,439)
Futures contracts	402,101
Swap agreements	1,175,868
Net unrealized gain (loss)	$5,075,309
Net realized and unrealized gain (loss)	$31,987,112
Change in net assets from operations	$49,394,541
See Notes to Consolidated Financial Statements
17

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$17,407,429	$33,541,440
Net realized gain (loss)	26,911,803	(44,950,214)
Net unrealized gain (loss)	5,075,309	18,778,913
Change in net assets from operations	$49,394,541	$7,370,139
Total distributions to shareholders	$(30,001,830)	$(17,500,698)
Change in net assets from fund share transactions	$(59,304,168)	$110,505,605
Total change in net assets	$(39,911,457)	$100,375,046
Net assets
At beginning of period	873,947,211	773,572,165
At end of period	$834,035,754	$873,947,211
See Notes to Consolidated Financial Statements
18

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.58	$3.64	$4.80	$7.02	$4.85	$5.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.11	$0.02	$0.00(w)	$0.04
Net realized and unrealized gain (loss)	0.12	(0.12)	(0.24)	0.15	2.21	(0.42)
Total from investment operations	$0.19	$0.01	$(0.13)	$0.17	$2.21	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(1.03)	$(2.39)	$(0.04)	$(0.09)
Net asset value, end of period (x)	$3.66	$3.58	$3.64	$4.80	$7.02	$4.85
Total return (%) (r)(s)(t)(x)	5.35(n)	0.19	(3.10)	7.71	45.84	(7.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.16	1.15	1.17	1.15	1.13
Expenses after expense reductions	1.13(a)	1.15	1.14	1.15	1.14	1.12
Net investment income (loss)	3.62(a)	3.62	2.86	0.37	0.07	0.94
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$8,447	$8,192	$10,166	$15,080	$4,921	$1,041
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.56	$3.61	$4.77	$6.96	$4.81	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.08	$(0.03)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	0.12	(0.11)	(0.25)	0.18	2.20	(0.43)
Total from investment operations	$0.17	$(0.01)	$(0.17)	$0.15	$2.16	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$(0.99)	$(2.34)	$(0.01)	$(0.05)
Net asset value, end of period (x)	$3.65	$3.56	$3.61	$4.77	$6.96	$4.81
Total return (%) (r)(s)(t)(x)	4.84(n)	(0.38)	(4.08)	7.08	44.93	(8.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.89(a)	1.91	1.90	1.91	1.89	1.87
Expenses after expense reductions	1.88(a)	1.89	1.88	1.90	1.88	1.86
Net investment income (loss)	2.87(a)	2.88	2.12	(0.50)	(0.65)	0.23
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$86	$75	$92	$112	$98	$60

See Notes to Consolidated Financial Statements
19

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.54	$3.59	$4.73	$6.94	$4.80	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.08	$(0.03)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.23)	0.17	2.19	(0.43)
Total from investment operations	$0.18	$(0.03)	$(0.15)	$0.14	$2.15	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.02)	$(0.99)	$(2.35)	$(0.01)	$(0.06)
Net asset value, end of period (x)	$3.64	$3.54	$3.59	$4.73	$6.94	$4.80
Total return (%) (r)(s)(t)(x)	5.14(n)	(0.74)	(3.72)	6.94	44.77	(8.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.91	1.90	1.91	1.90	1.88
Expenses after expense reductions	1.88(a)	1.90	1.89	1.90	1.88	1.87
Net investment income (loss)	2.88(a)	2.87	2.09	(0.49)	(0.66)	0.20
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$440	$373	$514	$1,444	$1,095	$435
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.60	$3.67	$4.83	$7.04	$4.86	$5.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.12	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.24)	0.16	2.21	(0.42)
Total from investment operations	$0.20	$0.01	$(0.12)	$0.19	$2.23	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(1.04)	$(2.40)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$3.68	$3.60	$3.67	$4.83	$7.04	$4.86
Total return (%) (r)(s)(t)(x)	5.59(n)	0.25	(2.79)	8.05	46.19	(6.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.91	0.90	0.92	0.90	0.89
Expenses after expense reductions	0.89(a)	0.90	0.89	0.90	0.89	0.88
Net investment income (loss)	3.89(a)	3.87	3.11	0.57	0.30	1.17
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$31,245	$16,789	$12,576	$18,905	$6,029	$500

See Notes to Consolidated Financial Statements
20

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.56	$3.63	$4.78	$6.97	$4.81	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.08	$(0.03)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.24)	0.18	2.20	(0.43)
Total from investment operations	$0.18	$(0.03)	$(0.16)	$0.15	$2.16	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$(0.99)	$(2.34)	$—	$(0.05)
Net asset value, end of period (x)	$3.66	$3.56	$3.63	$4.78	$6.97	$4.81
Total return (%) (r)(s)(t)(x)	5.17(n)	(0.76)	(3.87)	7.07	44.91	(8.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.91	1.89	1.91	1.89	1.87
Expenses after expense reductions	1.75(a)	1.90	1.88	1.90	1.88	1.86
Net investment income (loss)	3.01(a)	2.88	2.13	(0.50)	(0.63)	0.26
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$68	$65	$65	$68	$63	$44
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.56	$3.63	$4.80	$7.00	$4.83	$5.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.10	$0.00(w)	$(0.01)	$0.04
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.24)	0.17	2.20	(0.44)
Total from investment operations	$0.19	$(0.01)	$(0.14)	$0.17	$2.19	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.06)	$(1.03)	$(2.37)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$3.65	$3.56	$3.63	$4.80	$7.00	$4.83
Total return (%) (r)(s)(t)(x)	5.39(n)	(0.19)	(3.44)	7.61	45.58	(7.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.39(a)	1.41	1.40	1.41	1.39	1.37
Expenses after expense reductions	1.38(a)	1.40	1.39	1.40	1.38	1.36
Net investment income (loss)	3.38(a)	3.37	2.66	0.06	(0.13)	0.75
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$281	$298	$311	$134	$64	$44

See Notes to Consolidated Financial Statements
21

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.58	$3.65	$4.81	$7.02	$4.84	$5.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.11	$0.01	$0.01	$0.05
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.24)	0.17	2.20	(0.43)
Total from investment operations	$0.20	$0.00	$(0.13)	$0.18	$2.21	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(1.03)	$(2.39)	$(0.03)	$(0.09)
Net asset value, end of period (x)	$3.67	$3.58	$3.65	$4.81	$7.02	$4.84
Total return (%) (r)(s)(t)(x)	5.64(n)	0.00	(3.16)	7.75	46.03	(7.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.16	1.14	1.16	1.14	1.12
Expenses after expense reductions	1.13(a)	1.15	1.13	1.15	1.13	1.11
Net investment income (loss)	3.63(a)	3.62	2.88	0.25	0.12	1.00
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$71	$68	$68	$70	$65	$44
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.59	$3.66	$4.82	$7.03	$4.85	$5.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.12	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.24)	0.16	2.21	(0.43)
Total from investment operations	$0.20	$0.01	$(0.12)	$0.19	$2.23	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(1.04)	$(2.40)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$3.67	$3.59	$3.66	$4.82	$7.03	$4.85
Total return (%) (r)(s)(t)(x)	5.61(n)	0.26	(2.84)	8.07	46.27	(7.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.91	0.89	0.91	0.89	0.87
Expenses after expense reductions	0.88(a)	0.89	0.88	0.90	0.88	0.86
Net investment income (loss)	3.88(a)	3.87	3.12	0.50	0.37	1.25
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$73	$69	$69	$71	$65	$45

See Notes to Consolidated Financial Statements
22

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.59	$3.66	$4.83	$7.04	$4.86	$5.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.12	$0.03	$0.03	$0.06
Net realized and unrealized gain (loss)	0.13	(0.13)	(0.25)	0.17	2.20	(0.43)
Total from investment operations	$0.20	$0.01	$(0.13)	$0.20	$2.23	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(1.04)	$(2.41)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$3.67	$3.59	$3.66	$4.83	$7.04	$4.86
Total return (%) (r)(s)(t)(x)	5.69(n)	0.33	(2.94)	8.24	46.24	(7.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.83	0.82	0.82	0.81	0.83
Expenses after expense reductions	0.81(a)	0.81	0.81	0.80	0.80	0.82
Net investment income (loss)	3.95(a)	3.95	3.20	0.54	0.46	1.28
Portfolio turnover rate	17(n)	57	66	37	28	57
Net assets at end of period (000 omitted)	$793,324	$848,018	$749,712	$722,934	$924,441	$689,390
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Consolidated Financial Statements
23

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited)
(1)  Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2025, the Subsidiary’s net assets were $145,112,230, which represented 17.4% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued.
The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally
24

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
25

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$289,467,584	$—	$289,467,584
Non - U.S. Sovereign Debt	—	2,154,867	—	2,154,867
Municipal Bonds	—	2,366,322	—	2,366,322
U.S. Corporate Bonds	—	199,417,771	—	199,417,771
Residential Mortgage-Backed Securities	—	30,602,278	—	30,602,278
Commercial Mortgage-Backed Securities	—	22,362,727	—	22,362,727
Asset-Backed Securities (including CDOs)	—	92,622,698	—	92,622,698
Foreign Bonds	—	115,894,515	—	115,894,515
Short-Term Securities	—	55,809,442	—	55,809,442
Investment Companies	46,428,781	—	—	46,428,781
Total	$46,428,781	$810,698,204	$—	$857,126,985
Other Financial Instruments
Futures Contracts – Assets	$84,919	$—	$—	$84,919
Swap Agreements – Assets	—	1,942,526	—	1,942,526
Swap Agreements – Liabilities	—	(3,337,928)	—	(3,337,928)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$84,919	$—
Interest Rate	Cleared Swap Agreements	1,654,524	—
Commodity	Uncleared Swap Agreements	288,002	(3,337,928)
Total		$2,027,445	$(3,337,928)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(441,175)	$—
Commodity	—	27,389,366
Total	$(441,175)	$27,389,366
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Consolidated Statement of Operations:
26

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Risk	Futures Contracts	Swap Agreements
Interest Rate	$402,101	$875,943
Commodity	—	299,925
Total	$402,101	$1,175,868
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$6,198	$—
Uncleared Swaps, at value	288,002	(3,337,928)
Cleared Swap Agreements (a)	98,090	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$392,290	$(3,337,928)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	104,288	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$288,002	$(3,337,928)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at April 30, 2025:
27

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$96,915	$(96,915)	$—	$—	$—
Goldman Sachs International	152,290	(152,290)	—	—	—
Morgan Stanley	38,797	(22,189)	—	—	16,608
Total	$288,002	$(271,394)	$—	$—	$16,608
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at April 30, 2025:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(935,269)	$96,915	$—	$838,354	$—
Goldman Sachs International	(820,194)	152,290	—	667,904	—
JPMorgan Chase Bank N.A.	(568,411)	—	568,411	—	—
Merrill Lynch International	(991,865)	—	991,865	—	—
Morgan Stanley	(22,189)	22,189	—	—	—
Total	$(3,337,928)	$271,394	$1,560,276	$1,506,258	$—
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
28

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
29

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$17,500,698
The federal tax cost and the tax basis components of distributable earnings were as follows:
30

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
As of 4/30/25
Cost of investments	$854,417,527
Gross appreciation	5,985,882
Gross depreciation	(3,276,424)
Net unrealized appreciation (depreciation)	$2,709,458
As of 10/31/24
Undistributed ordinary income	22,843,111
Capital loss carryforwards	(116,678,669)
Other temporary differences	(138,411,307)
Net unrealized appreciation (depreciation)	(343,057,177)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(84,411,919)
Long-Term	(32,266,750)
Total	$(116,678,669)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$246,026	$174,563
Class B	1,684	891
Class C	8,166	3,251
Class I	558,071	298,524
Class R1	1,479	746
Class R2	8,223	5,123
Class R3	2,044	1,269
Class R4	2,242	1,452
Class R6	29,173,895	17,014,879
Total	$30,001,830	$17,500,698
(3)  Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
31

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $60,998, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,588 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 10,339
Class B	0.75%	0.25%	1.00%	1.00%	411
Class C	0.75%	0.25%	1.00%	1.00%	2,068
Class R1	0.75%	0.25%	1.00%	0.87%	294
Class R2	0.25%	0.25%	0.50%	0.50%	745
Class R3	—	0.25%	0.25%	0.25%	88
Total Distribution and Service Fees					$13,945
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended April 30, 2025. Effective April 1, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$121
Class B	—
Class C	110
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $2,690, which equated to 0.0006% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $13,920.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.
32

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$14
8/19/2024	Redemption	Class I	3	11
At April 30, 2025, MFS held approximately 79% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R3, and Class R4.
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$65,105,534	$78,886,883
Non-U.S. Government securities	105,633,505	43,763,584
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	401,943	$1,488,006	543,536	$1,925,321
Class B	2,371	8,677	—	—
Class C	47,738	175,716	28,523	100,511
Class I	4,673,349	17,414,948	2,015,875	7,159,148
Class R2	3,641	13,368	9,475	33,537
Class R6	12,188,464	43,686,613	39,674,426	139,875,653
	17,317,506	$62,787,328	42,271,835	$149,094,170
Shares issued to shareholders in reinvestment of distributions
Class A	69,696	$246,026	50,018	$174,563
Class B	476	1,684	255	891
Class C	2,320	8,166	934	3,251
Class I	157,203	558,071	85,050	298,524
Class R1	418	1,479	213	746
Class R2	2,330	8,223	1,472	5,123
Class R3	577	2,044	363	1,269
Class R4	633	2,242	415	1,452
Class R6	8,241,213	29,173,895	4,861,394	17,014,879
	8,474,866	$30,001,830	5,000,114	$17,500,698
33

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(453,430)	$(1,660,067)	(1,096,435)	$(3,880,010)
Class B	(471)	(1,728)	(4,414)	(15,393)
Class C	(34,219)	(122,144)	(67,481)	(236,807)
Class I	(1,002,074)	(3,717,175)	(867,435)	(3,128,050)
Class R2	(12,835)	(47,918)	(12,789)	(45,293)
Class R6	(40,223,474)	(146,544,294)	(13,424,163)	(48,783,710)
	(41,726,503)	$(152,093,326)	(15,472,717)	$(56,089,263)
Net change
Class A	18,209	$73,965	(502,881)	$(1,780,126)
Class B	2,376	8,633	(4,159)	(14,502)
Class C	15,839	61,738	(38,024)	(133,045)
Class I	3,828,478	14,255,844	1,233,490	4,329,622
Class R1	418	1,479	213	746
Class R2	(6,864)	(26,327)	(1,842)	(6,633)
Class R3	577	2,044	363	1,269
Class R4	633	2,242	415	1,452
Class R6	(19,793,797)	(73,683,786)	31,111,657	108,106,822
	(15,934,131)	$(59,304,168)	31,799,232	$110,505,605
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 29%, 22%, 15%, 8%, 4%, 3%, 3%, 2%, 2%, 2%,1%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $2,149 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
34

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,440,421	$270,396,921	$314,398,539	$(5,583)	$(4,439)	$46,428,781
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,935,929	$—
35

MFS Commodity Strategy Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	928,678,587.502	4,720,994.556
John A. Caroselli	931,346,059.074	2,053,522.984
Maureen R. Goldfarb	931,967,612.509	1,431,969.549
Peter D. Jones	931,339,013.586	2,060,568.472
John P. Kavanaugh	931,103,938.079	2,295,643.979
James W. Kilman, Jr.	931,346,059.074	2,053,522.984
Clarence Otis, Jr.	928,925,366.349	4,474,215.709
Michael W. Roberge	931,327,310.246	2,072,271.812
Maryanne L. Roepke	931,967,612.509	1,431,969.549
Paula E. Smith	931,960,567.021	1,439,015.037
Laurie J. Thomsen	931,967,612.509	1,431,969.549
Darrell A. Williams	931,346,059.074	2,053,522.984
36

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Commodity Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Commodity Strategy Fund. See the Consolidated Statement of Operations and Note 3 within the Consolidated Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
37

MFS Global Alternative Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Alternative Strategy Fund
Portfolio of Investments − 4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 76.3%
Aerospace & Defense – 1.7%
Axon Enterprise, Inc. (a)	204	$ 125,113
Boeing Co. (a)	1,975	361,899
CACI International, Inc., “A” (a)	228	104,394
General Dynamics Corp.	105	28,573
General Electric Co.	672	135,435
Hexcel Corp.	765	37,080
Howmet Aerospace, Inc.	2,611	361,832
Karman Holdings, Inc. (a)	1,405	50,229
KBR, Inc.	1,896	100,128
L3Harris Technologies, Inc.	187	41,144
Leidos Holdings, Inc.	443	65,201
MTU Aero Engines Holding AG	509	176,007
RTX Corp.	4,035	508,934
Singapore Technologies Engineering Ltd.	24,000	136,161
Standard Aero, Inc. (a)	2,767	74,764
Textron, Inc.	1,752	123,288
Thales S.A.	296	82,435
		$2,512,617
Airlines – 0.1%
Alaska Air Group, Inc. (a)	526	$ 23,286
Delta Air Lines, Inc.	880	36,634
Ryanair Holdings PLC, ADR	908	43,457
		$103,377
Alcoholic Beverages – 0.9%
Carlsberg Group	435	$ 59,399
China Resources Beer Holdings Co. Ltd.	25,500	90,090
Diageo PLC	3,006	83,807
Heineken N.V.	6,083	542,332
Kirin Holdings Co. Ltd.	2,800	42,280
Pernod Ricard S.A.	4,431	478,855
		$1,296,763
Apparel Manufacturers – 0.9%
Burberry Group PLC	1,213	$ 11,843
Canada Goose Holdings, Inc. (a)(l)	2,196	18,358
Columbia Sportswear Co.	357	22,195
Compagnie Financiere Richemont S.A.	1,612	283,689
LVMH Moet Hennessy Louis Vuitton SE	1,048	579,248
NIKE, Inc., “B”	377	21,263
PVH Corp.	3,310	228,324
Skechers USA, Inc., “A” (a)	1,545	74,191
Under Amour, Inc., “C” (a)	4,602	25,035
VF Corp.	2,601	30,900
		$1,295,046
DTRFS-SEM

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.8%
ACV Auctions, Inc. (a)	3,533	$ 51,900
Allison Transmission, Inc.	1,356	125,077
Aptiv PLC (a)	1,129	64,421
Atmus Filtration Technologies, Inc.	1,311	45,452
Compagnie Generale des Etablissements Michelin	1,250	45,555
Copart, Inc. (a)	2,080	126,942
Dana, Inc.	2,693	37,002
DENSO Corp.	3,300	42,641
LKQ Corp.	2,196	83,909
Modine Manufacturing Co. (a)	544	44,412
Niterra Co. Ltd.	2,400	74,562
Stanley Electric Co. Ltd.	2,300	43,063
Suzuki Motor Corp.	500	5,971
Tesla, Inc. (a)	1,090	307,554
Visteon Corp. (a)	1,095	86,713
		$1,185,174
Biotechnology – 0.5%
ABSCI Corp. (a)	3,711	$ 11,393
Adaptive Biotechnologies Corp. (a)	2,654	19,533
Biogen, Inc. (a)	165	19,978
Blueprint Medicines Corp. (a)	463	41,438
CG Oncology, Inc. (a)(l)	424	11,423
CSL Ltd.	466	74,961
Gilead Sciences, Inc.	4,963	528,758
Immunocore Holdings PLC, ADR (a)(l)	755	22,726
		$730,210
Broadcasting – 1.5%
Netflix, Inc. (a)	449	$ 508,142
Nexstar Media Group, Inc.	246	36,816
Nippon Television Holdings, Inc.	3,400	78,449
Omnicom Group, Inc.	984	74,941
Spotify Technology S.A. (a)	2,021	1,240,854
TKO Group Holdings, Inc.	928	151,181
		$2,090,383
Brokerage & Asset Managers – 2.8%
Ares Management Co.	1,570	$ 239,472
B3 S.A. - Brasil Bolsa Balcao	21,900	52,057
Bank of New York Mellon Corp.	3,931	316,092
Barclays PLC	34,594	138,429
Bolsa Mexicana de Valores S.A. de C.V.	32,000	67,148
Carlyle Group, Inc.	1,782	68,856
Charles Schwab Corp.	551	44,851
Citigroup, Inc.	13,430	918,343
CME Group, Inc.	182	50,429
Deutsche Boerse AG	1,075	346,013
Euronext N.V.	938	156,970
Evercore Partners, Inc.	183	37,568
GCM Grosvenor, Inc., “A”	3,250	40,755
KKR & Co., Inc.	4,374	499,817
London Stock Exchange Group PLC	620	96,054
LPL Financial Holdings, Inc.	477	152,540

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
NASDAQ, Inc.	3,757	$ 286,321
P10, Inc.	5,261	58,239
PJT Partners, Inc.	280	39,679
Raymond James Financial, Inc.	540	74,002
StepStone Group, Inc.	1,408	70,414
TMX Group Ltd.	3,503	141,965
TPG, Inc.	794	36,881
WisdomTree Investments, Inc.	6,053	52,661
		$3,985,556
Business Services – 2.3%
Accenture PLC, “A”	2,352	$ 703,601
Bunzl PLC	1,466	46,139
CAR Group Ltd.	1,026	21,891
CoStar Group, Inc. (a)	1,259	93,380
Endava PLC, ADR (a)	690	12,565
ExlService Holdings, Inc. (a)	1,018	49,353
Experian PLC	3,272	162,280
Fidelity National Information Services, Inc.	769	60,659
Fiserv, Inc. (a)	902	166,482
Global Payments, Inc.	552	42,123
GMO Payment Gateway, Inc.	900	56,336
GoDaddy, Inc. (a)	232	43,692
Hims & Hers Health, Inc. (a)(l)	497	16,451
HUT 8 Corp. (a)	1,792	22,059
IMCD Group N.V.	400	53,247
Intertek Group PLC	1,715	104,771
Morningstar, Inc.	324	92,249
MSCI, Inc.	442	240,939
NCR Atleos Corp. (a)	1,700	47,464
Nomura Research Institute Ltd.	6,197	233,699
NS Solutions Corp. (l)	2,600	61,481
Pluxee N.V.	1,818	40,852
Remitly Global, Inc. (a)	1,363	27,560
Secom Co. Ltd.	200	7,341
Sodexo	1,290	81,691
TransUnion	3,076	255,185
TriNet Group, Inc.	900	70,497
UL Solutions, Inc.	335	19,159
Verisk Analytics, Inc., “A”	1,424	422,116
		$3,255,262
Chemicals – 0.1%
Avient Corp.	930	$ 30,978
BioLife Solutions, Inc. (a)	1,466	35,345
Eastman Chemical Co.	616	47,432
Element Solutions, Inc.	1,962	40,045
		$153,800
Computer Software – 5.9%
ACI Worldwide, Inc. (a)	808	$ 43,115
Adobe Systems, Inc. (a)	625	234,362
Alkami Technology, Inc. (a)	2,101	56,076
AppLovin Corp. (a)	145	39,050

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Atlassian Corp. (a)	715	$ 163,242
Autodesk, Inc. (a)	560	153,580
Cadence Design Systems, Inc. (a)(f)	1,694	504,372
CCC Intelligent Holdings, Inc. (a)	6,160	57,042
Check Point Software Technologies Ltd. (a)	202	44,351
Computer Modelling Group Ltd.	23,138	133,430
Constellation Software, Inc.	86	309,936
Dassault Systemes SE	9,624	359,267
Elastic N.V. (a)	687	59,219
Gitlab, Inc. (a)	1,108	51,710
Guidewire Software, Inc. (a)	2,730	559,022
HubSpot, Inc. (a)	217	132,695
JFrog Ltd. (a)	1,715	57,916
Kinaxis, Inc. (a)	1,364	184,179
Microsoft Corp. (f)	6,901	2,727,689
nCino, Inc. (a)	1,498	34,754
Nutanix, Inc. (a)	4,378	300,769
OBIC Co. Ltd.	4,900	171,044
Okta, Inc. (a)	1,089	122,142
OneStream, Inc. (a)	2,497	53,436
Pegasystems, Inc.	837	77,071
RingCentral, Inc. (a)	5,055	128,902
Salesforce, Inc.	1,590	427,249
SAP SE	2,613	755,723
SentinelOne, Inc., “A” (a)	4,349	80,456
ServiceNow, Inc. (a)	124	118,421
ServiceTitan, Inc., “A” (a)(l)	323	37,342
Thryv, Inc. (a)	2,251	30,839
Tyler Technologies, Inc. (a)	312	169,510
Wisetech Global Ltd.	1,250	70,877
		$8,448,788
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	11,089	$ 871,568
Apple, Inc. (f)	13,985	2,971,812
Capgemini	1,284	204,265
CDW Corp.	387	62,137
EPAM Systems, Inc. (a)	155	24,321
Fujitsu Ltd.	2,500	55,095
Hitachi Ltd.	28,900	711,080
Insight Enterprises, Inc. (a)	278	38,442
Q2 Holdings, Inc. (a)	680	53,890
Samsung Electronics Co. Ltd.	4,699	183,464
Venture Corp. Ltd.	5,600	49,736
Verint Systems, Inc. (a)	1,269	22,385
Zebra Technologies Corp., “A” (a)	130	32,542
		$5,280,737
Construction – 1.6%
Allegion PLC	396	$ 55,123
AZEK Co., Inc. (a)	501	24,830
Breedon Group PLC	11,611	66,631
Builders FirstSource, Inc. (a)	234	27,993
Compagnie de Saint-Gobain S.A.	3,195	347,507

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
CRH PLC	3,974	$ 379,199
Essex Property Trust, Inc., REIT	674	188,147
Everus Construction Group, Inc. (a)	490	19,718
Ferguson Enterprises, Inc.	302	51,237
Independence Realty Trust, Inc., REIT	5,724	111,217
James Hardie Industries PLC (a)	2,535	60,181
James Hardie Industries PLC, GDR (a)	1,612	38,205
Knife River Corp. (a)	751	70,128
Masco Corp.	2,191	132,797
Mid-America Apartment Communities, Inc., REIT	289	46,139
Mohawk Industries, Inc. (a)	240	25,524
Otis Worldwide Corp.	392	37,738
QXO, Inc.	631	8,418
QXO, Inc. (PIPE) (a)(z)	2,238	29,855
Sherwin-Williams Co.	73	25,763
Smith Douglas Homes Corp. (a)	661	12,856
Stanley Black & Decker, Inc.	480	28,810
Sun Communities, Inc., REIT	354	44,048
Techtronic Industries Co. Ltd.	13,000	131,415
Toll Brothers, Inc.	664	66,978
Vulcan Materials Co.	1,186	311,123
		$2,341,580
Consumer Products – 1.4%
Church & Dwight Co., Inc.	1,014	$ 100,731
Colgate-Palmolive Co. (f)	4,495	414,394
e.l.f. Beauty, Inc. (a)	486	30,069
Estée Lauder Cos., Inc., “A”	164	9,833
Haleon PLC	49,778	249,701
International Flavors & Fragrances, Inc.	508	39,858
Kao Corp.	1,200	51,255
Kenvue, Inc.	13,463	317,727
Kimberly-Clark Corp.	3,721	490,353
Newell Brands, Inc.	8,421	40,252
ODDITY Tech Ltd. (a)	436	26,788
Prestige Consumer Healthcare, Inc. (a)	737	59,866
Scotts Miracle-Gro Co.	2,698	135,925
		$1,966,752
Consumer Services – 0.8%
Asante, Inc.	7,300	$ 82,915
Booking Holdings, Inc.	116	591,517
Bright Horizons Family Solutions, Inc. (a)	926	116,139
Expedia Group, Inc.	136	21,342
Grand Canyon Education, Inc. (a)	241	42,987
MakeMyTrip Ltd. (a)	784	82,179
Meitec Group Holdings, Inc.	3,500	71,760
Trip.com Group Ltd.	1,500	90,515
		$1,099,354
Containers – 0.6%
Amcor PLC	4,103	$ 37,752
AptarGroup Inc.	350	52,482
Avery Dennison Corp.	225	38,500

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Graphic Packaging Holding Co.	4,318	$ 109,289
Owens Corning	3,998	581,349
Silgan Holdings, Inc.	954	49,274
Verallia	1,508	50,464
		$919,110
Electrical Equipment – 1.8%
AMETEK, Inc.	361	$ 61,219
Amphenol Corp., “A”	1,354	104,190
Emerson Electric Co.	311	32,689
Legrand S.A.	2,809	309,272
Littlefuse, Inc.	230	41,931
Mitsubishi Electric Corp.	24,800	478,811
nVent Electric PLC	1,908	104,768
Schneider Electric SE	5,663	1,326,949
TE Connectivity PLC	472	69,091
TriMas Corp.	1,222	29,389
Vertiv Holdings Co.	267	22,797
Vontier Corp.	1,389	44,184
		$2,625,290
Electronics – 4.3%
Advanced Energy Industries, Inc.	560	$ 54,550
Allegro MicroSystems, Inc. (a)	988	18,841
Analog Devices, Inc.	1,655	322,593
Applied Materials, Inc. (f)	4,018	605,553
ASM International N.V.	132	64,654
ASM Pacific Technology Ltd.	4,200	28,269
ASML Holding N.V.	162	108,447
ASML Holding N.V., ADR	134	89,523
Bel Fuse, Inc.	198	13,022
Broadcom, Inc.	311	59,858
Corning, Inc.	978	43,404
Disco, Inc.	100	19,317
Flex Ltd. (a)	1,555	53,399
Formfactor, Inc. (a)	2,651	74,599
Lam Research Corp.	1,749	125,351
Marvell Technology, Inc.	396	23,115
Monolithic Power Systems, Inc.	229	135,820
NVIDIA Corp. (f)	24,840	2,705,573
NXP Semiconductors N.V.	474	87,363
ON Semiconductor Corp. (a)	584	23,185
Onto Innovation, Inc. (a)	555	67,693
Plexus Corp. (a)	222	27,179
Renesas Electronics Corp.	2,200	25,734
Silicon Motion Technology Corp., ADR	1,299	64,300
Skyworks Solutions, Inc.	291	18,705
Taiwan Semiconductor Manufacturing Co. Ltd.	22,654	643,149
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,560	593,416
TTM Technologies, Inc. (a)	1,587	31,772
		$6,128,384

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.5%
Antero Resources Corp. (a)	2,010	$ 70,008
ConocoPhillips	2,848	253,814
Diamondback Energy, Inc.	335	44,223
EOG Resources, Inc.	3,004	331,431
Expand Energy Corp.	1,196	124,264
Hess Corp.	214	27,617
Marathon Petroleum Corp.	849	116,661
Matador Resources Co.	1,500	59,310
Permian Resources Corp.	8,337	98,377
Phillips 66	1,655	172,219
Reliance Industries Ltd.	22,163	368,580
Valero Energy Corp.	1,453	168,679
Viper Energy, Inc.	1,705	68,763
Woodside Energy Group Ltd.	15,583	207,020
		$2,110,966
Energy - Integrated – 0.9%
Aker BP ASA	5,820	$ 124,865
Eni S.p.A.	4,036	57,247
Exxon Mobil Corp. (f)	4,738	500,475
Galp Energia SGPS S.A., “B”	4,209	65,210
TotalEnergies SE	8,949	507,492
		$1,255,289
Energy - Renewables – 0.1%
AES Corp.	2,022	$ 20,220
Bloom Energy Corp. (a)	1,151	21,086
GE Vernova, Inc.	426	157,970
		$199,276
Engineering - Construction – 0.6%
Comfort Systems USA, Inc.	224	$ 89,051
EMCOR Group, Inc.	359	143,851
Jacobs Solutions, Inc.	582	72,052
Prologis Property Mexico S.A. de C.V., REIT	15,639	55,704
Quanta Services, Inc.	400	117,076
Taisei Corp.	5,700	308,760
TopBuild Corp. (a)	221	65,363
		$851,857
Entertainment – 0.1%
CTS Eventim AG	782	$ 91,955
Live Nation Entertainment, Inc. (a)	747	98,940
		$190,895
Food & Beverages – 2.1%
Chocoladefabriken Lindt & Sprungli AG	18	$ 262,580
Coca-Cola Europacific Partners PLC	597	54,172
ConAgra Brands, Inc.	1,121	27,700
Cranswick PLC	984	68,174
General Mills, Inc.	2,743	155,638
Hershey Co.	199	33,271
Ingredion, Inc.	3,067	407,359

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Lamb Weston Holdings, Inc.	380	$ 20,068
Mondelez International, Inc.	356	24,254
Morinaga & Co. Ltd. (l)	4,800	85,455
Nestle S.A.	8,408	893,824
Nestle S.A., ADR	2,239	238,655
Nomad Foods Ltd.	3,213	64,228
Novozymes A/S	674	43,742
PepsiCo, Inc.	1,584	214,759
S Foods, Inc.	3,300	62,201
Simply Good Foods Co. (a)	1,001	36,146
Toyo Suisan Kaisha Ltd.	5,500	354,665
Utz Brands, Inc.	1,522	20,227
		$3,067,118
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	2,182	$ 47,960
Alimentation Couche-Tard, Inc.	605	31,580
BIM Birlesik Magazalar A.S.	1,704	19,964
Jeronimo Martins, SGPS S.A.	4,560	110,500
JM Holdings Co. Ltd.	3,800	65,459
Paltac Corp.	2,200	60,839
Sundrug Co. Ltd.	2,700	90,340
		$426,642
Forest & Paper Products – 0.1%
International Paper Co.	1,564	$ 71,443
Suzano Papel e Celulose S.A., ADR	4,894	43,361
		$114,804
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	6,152	$ 63,357
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	755	$ 32,325
DraftKings, Inc. (a)	2,350	78,232
Flutter Entertainment PLC (a)	1,369	329,915
Genius Sports Ltd. (a)	8,204	88,521
Hilton Worldwide Holdings, Inc.	132	29,764
Hyatt Hotels Corp.	937	105,581
International Game Technology PLC	3,781	62,009
Marriott International, Inc., “A”	1,035	246,930
Sands China Ltd. (a)	29,600	53,356
Sportradar Group AG (a)	1,600	36,976
VICI Properties, Inc., REIT	1,717	54,978
Viking Holdings Ltd. (a)	710	29,131
Whitbread PLC	846	29,410
		$1,177,128
General Merchandise – 0.2%
Dollar General Corp.	199	$ 18,644
Dollarama, Inc.	1,797	221,725
Ollie's Bargain Outlet Holdings, Inc. (a)	439	46,582
		$286,951

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.9%
Cigna Group (f)	3,345	$ 1,137,434
Humana, Inc.	186	48,777
UnitedHealth Group, Inc.	217	89,282
		$1,275,493
Insurance – 4.2%
AIA Group Ltd.	50,000	$ 374,568
American International Group, Inc.	892	72,716
Ameriprise Financial, Inc. (f)	1,857	874,684
Aon PLC	1,191	422,555
Arthur J. Gallagher & Co.	971	311,390
Assurant, Inc.	305	58,786
AXIS Capital Holdings Ltd.	498	47,967
Beazley PLC	33,216	392,195
Chubb Ltd.	136	38,907
Corebridge Financial, Inc.	10,334	306,196
Equitable Holdings, Inc.	18,774	928,374
Everest Group Ltd.	112	40,189
Hanover Insurance Group, Inc.	663	110,124
Hartford Insurance Group, Inc.	722	88,568
Hiscox Ltd.	3,828	56,351
Kemper Corp.	484	28,614
Lincoln National Corp.	2,098	66,863
Marsh & McLennan Cos., Inc.	1,508	340,009
Progressive Corp.	1,938	546,012
Reinsurance Group of America, Inc.	1,195	223,836
Samsung Fire & Marine Insurance Co. Ltd.	101	26,609
Selective Insurance Group, Inc.	444	38,730
Sompo Holdings, Inc.	1,700	55,228
Steadfast Group Ltd.	17,677	66,466
Stewart Information Services Corp.	392	25,668
Unipol Gruppo S.p.A.	5,542	98,883
Voya Financial, Inc.	633	37,474
Willis Towers Watson PLC	1,390	427,842
		$6,105,804
Interactive Media Services – 2.5%
Alphabet, Inc., “A” (f)	4,432	$ 703,802
Alphabet, Inc., “C” (f)	3,955	636,320
Meta Platforms, Inc., “A” (f)	3,930	2,157,570
NAVER Corp.	997	140,625
		$3,638,317
Internet – 0.1%
Gartner, Inc. (a)	237	$ 99,796
Leisure & Toys – 0.7%
Brunswick Corp.	1,927	$ 88,738
Capcom Co. Ltd.	200	5,790
Corsair Gaming, Inc. (a)	3,194	22,614
Electronic Arts, Inc.	372	53,973
Hasbro, Inc.	535	33,117
Mattel, Inc. (a)	1,471	23,374

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Patrick Industries, Inc.	336	$ 25,865
Sony Group Corp.	1,500	39,561
Take-Two Interactive Software, Inc. (a)	966	225,387
Tencent Holdings Ltd.	6,400	393,790
VTech Holdings Ltd.	14,800	99,613
Yamaha Corp.	2,000	14,548
		$1,026,370
Machinery & Tools – 2.9%
AGCO Corp.	460	$ 39,022
Albany International Corp.	1,083	71,218
Assa Abloy AB (l)	14,356	430,884
Azbil Corp.	7,800	67,209
Crane Co.	562	90,471
Daikin Industries Ltd.	500	56,984
Eaton Corp. PLC	704	207,236
ESAB Corp.	294	35,315
Flowserve Corp.	2,389	108,054
GEA Group AG	12,216	792,969
Hayward Holdings, Inc. (a)	2,996	39,937
Illinois Tool Works, Inc.	835	200,325
IMI PLC	7,804	185,512
ITT, Inc.	254	34,803
Nordson Corp.	281	53,269
PACCAR, Inc.	3,020	272,434
Pentair PLC	536	48,631
RB Global, Inc.	817	82,272
RB Global, Inc.	5,285	532,602
Regal Rexnord Corp.	773	81,814
SIG Group AG (l)	4,083	78,707
SMC Corp.	200	65,002
Spirax-Sarco Engineering PLC	1,329	104,831
Timken Co.	540	34,695
Toyota Industries Corp.	700	82,053
Trane Technologies PLC	79	30,282
Wabtec Corp.	1,933	357,102
Weir Group PLC	1,570	47,114
		$4,230,747
Major Banks – 2.4%
ABN AMRO Group N.V., GDR	4,597	$ 95,303
Banco Bradesco S.A., ADR	19,121	47,038
Bank of Ireland Group PLC	34,453	407,160
BNP Paribas S.A.	1,433	121,112
DBS Group Holdings Ltd.	7,940	258,061
Erste Group Bank AG	528	35,560
Goldman Sachs Group, Inc.	193	105,677
JPMorgan Chase & Co.	2,013	492,420
Mitsubishi UFJ Financial Group, Inc.	8,800	111,000
Morgan Stanley	2,731	315,212
NatWest Group PLC	101,672	647,953
PNC Financial Services Group, Inc.	251	40,333
Regions Financial Corp.	2,185	44,596
Resona Holdings, Inc.	47,700	379,985

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	4,153	$ 294,904
		$3,396,314
Medical & Health Technology & Services – 1.2%
Cencora, Inc.	263	$ 76,972
Certara, Inc. (a)	2,548	35,315
Encompass Health Corp.	236	27,610
Guardant Health, Inc. (a)	604	28,527
HealthEquity, Inc. (a)	598	51,261
ICON PLC (a)	351	53,155
Labcorp Holdings, Inc.	172	41,454
M3, Inc.	13,300	166,180
McKesson Corp. (f)	981	699,247
Omega Healthcare Investors, Inc., REIT	2,952	115,276
Option Care Health, Inc. (a)	1,499	48,433
Schrodinger, Inc. (a)	2,306	59,103
Tempus AI, Inc. (a)(l)	544	28,108
Universal Health Services, Inc.	947	167,685
Veeva Systems, Inc. (a)	355	82,960
Ventas, Inc., REIT	650	45,552
		$1,726,838
Medical Equipment – 2.6%
Abbott Laboratories	1,055	$ 137,941
Agilent Technologies, Inc.	1,603	172,483
Align Technology, Inc. (a)	246	42,632
Becton, Dickinson and Co.	1,188	246,023
Bio-Techne Corp.	4,702	236,746
Boston Scientific Corp. (a)	2,651	272,708
Ceribell, Inc. (a)	885	14,240
Concentra Group Holdings, Inc.	2,161	47,002
ConvaTec Group PLC	14,121	48,892
DexCom, Inc. (a)	795	56,747
Eiken Chemical Co. Ltd.	5,500	85,204
Envista Holdings Corp. (a)	2,004	32,224
EssilorLuxottica	1,384	397,434
Fractyl Health, Inc. (a)	1,584	2,012
GE Healthcare Technologies, Inc.	369	25,952
Gerresheimer AG	1,411	95,151
Globus Medical, Inc. (a)	979	70,263
Hologic, Inc. (a)	2,552	148,526
Lantheus Holdings, Inc. (a)	591	61,665
Masimo Corp. (a)	825	132,792
Medtronic PLC	529	44,838
Metsera, Inc. (a)	776	18,709
Natera, Inc. (a)	1,098	165,721
Olympus Corp.	2,000	26,094
Outset Medical, Inc. (a)	1,355	14,417
Penumbra, Inc. (a)	62	18,156
PROCEPT BioRobotics Corp. (a)	422	22,780
QIAGEN N.V.	1,705	72,891
QIAGEN N.V.	5,330	227,966
Revvity, Inc.	309	28,870
Shimadzu Corp.	8,100	207,797

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Smith & Nephew PLC	6,348	$ 89,168
STERIS PLC	314	70,568
Teleflex, Inc.	165	22,613
Terumo Corp.	1,100	21,072
Thermo Fisher Scientific, Inc.	329	141,141
UFP Technologies, Inc. (a)	207	43,168
Waters Corp. (a)	329	114,403
Zimmer Biomet Holdings, Inc.	280	28,854
		$3,705,863
Metals & Mining – 0.2%
Glencore PLC	48,041	$ 156,475
Mitsui & Co. Ltd.	2,900	58,779
United States Steel Corp.	2,019	88,251
		$303,505
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	258	$ 41,442
China Resources Gas Group Ltd.	6,100	17,068
DCC PLC	1,466	95,591
Italgas S.p.A.	19,897	163,477
MDU Resources Group, Inc.	1,197	20,517
New Jersey Resources Corp.	871	42,627
ONE Gas, Inc.	609	47,813
UGI Corp.	1,362	44,660
		$473,195
Natural Gas - Pipeline – 0.3%
APA Group	14,149	$ 74,499
Cheniere Energy, Inc.	663	153,226
Plains GP Holdings LP	5,012	93,424
Targa Resources Corp.	380	64,942
		$386,091
Network & Telecom – 0.6%
Fortinet, Inc. (a)	3,970	$ 411,927
Qualcomm, Inc.	2,619	388,817
		$800,744
Oil Services – 0.3%
Expro Group Holdings N.V. (a)	3,396	$ 28,085
Halliburton Co.	849	16,827
JGC Holdings Corp.	5,600	44,885
TechnipFMC PLC	9,008	253,755
Tenaris S.A., ADR	2,385	79,397
		$422,949
Other Banks & Diversified Financials – 3.8%
AIB Group PLC	61,986	$ 418,287
Air Lease Corp.	1,263	59,058
American Express Co. (f)	1,275	339,673
Atlantic Union Bankshares Corp.	992	27,478
Banc of California, Inc.	1,876	25,288

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A.	51,069	$ 391,691
Cathay General Bancorp, Inc.	1,149	47,902
Chiba Bank Ltd.	32,300	284,867
Columbia Banking System, Inc.	3,154	70,713
Credicorp Ltd.	1,297	262,240
CVB Financial Corp.	1,927	35,727
East West Bancorp, Inc.	1,073	91,795
Eastern Bankshares, Inc.	2,683	40,030
Element Fleet Management Corp.	1,913	41,893
Fifth Third Bancorp	831	29,866
First Hawaiian, Inc.	2,317	52,967
First Interstate BancSystem, Inc.	1,766	46,260
Hancock Whitney Corp.	967	50,371
HDFC Bank Ltd.	3,870	88,180
HDFC Bank Ltd., ADR	4,653	338,226
Herc Holdings, Inc. (l)	212	23,201
Julius Baer Group Ltd.	1,555	100,307
M&T Bank Corp.	364	61,793
Mastercard, Inc., “A”	1,445	791,947
Metropolitan Bank & Trust Co.	86,317	118,839
Moody's Corp.	54	24,468
Northern Trust Corp.	3,453	324,513
Pacific Premier Bancorp, Inc.	2,800	56,952
Popular, Inc.	616	58,779
Prosperity Bancshares, Inc.	1,293	87,795
Shizuoka Financial Group, Inc.	6,100	67,344
SLM Corp.	3,454	99,855
Synchrony Financial	13,403	696,286
Texas Capital Bancshares, Inc. (a)	586	39,936
UMB Financial Corp.	415	39,246
United Community Bank, Inc.	1,657	45,750
Wintrust Financial Corp.	310	34,463
		$5,413,986
Pharmaceuticals – 3.2%
AbbVie, Inc.	1,169	$ 228,072
Amicus Therapeutics, Inc. (a)	5,349	41,080
Annexon, Inc. (a)	1,657	3,082
Ascendis Pharma, ADR (a)	1,064	181,348
AstraZeneca PLC	2,201	315,428
Bristol-Myers Squibb Co.	7,085	355,667
Chugai Pharmaceutical Co. Ltd.	600	34,490
Collegium Pharmaceutical, Inc. (a)	1,273	34,365
Cytokinetics, Inc. (a)	551	23,605
Daiichi Sankyo Co. Ltd.	2,800	71,361
Eli Lilly & Co.	46	41,352
Harmony Biosciences Holdings (a)	1,027	30,266
Incyte Corp. (a)	7,059	442,317
Ionis Pharmaceuticals, Inc. (a)	602	18,487
Jazz Pharmaceuticals PLC (a)	557	65,147
Johnson & Johnson	3,650	570,531
Kymera Therapeutics, Inc. (a)(l)	739	25,326
Legend Biotech Corp., ADR (a)	514	17,964
Ligand Pharmaceuticals, Inc. (a)	497	54,600

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Merck & Co., Inc. (f)	5,473	$ 466,300
Merck KGaA	396	54,685
Neurocrine Biosciences, Inc. (a)	274	29,507
Novo Nordisk A.S., “B”	1,972	131,371
Organon & Co.	10,282	132,946
Pfizer, Inc.	4,686	114,385
Roche Holding AG	2,339	763,183
Sanofi	863	94,644
Suzuken Co. Ltd./Aichi Japan	2,200	79,642
Ultragenyx Pharmaceutical, Inc. (a)	787	30,677
Vertex Pharmaceuticals, Inc. (a)	334	170,173
		$4,622,001
Pollution Control – 0.1%
GFL Environmental, Inc.	2,077	$ 103,642
Precious Metals & Minerals – 1.2%
Agnico Eagle Mines Ltd.	1,682	$ 197,689
Agnico Eagle Mines Ltd.	1,210	142,272
Franco-Nevada Corp.	5,551	953,930
Wheaton Precious Metals Corp.	4,307	359,625
		$1,653,516
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,167	$ 206,201
Railroad & Shipping – 0.3%
CSX Corp.	4,226	$ 118,624
Norfolk Southern Corp.	171	38,313
Sankyu, Inc.	1,900	83,040
Union Pacific Corp.	847	182,664
		$422,641
Real Estate – 0.9%
Brixmor Property Group, Inc., REIT	8,839	$ 220,180
CapitaLand Investment Ltd.	42,800	90,116
CBRE Group, Inc., “A” (a)	1,108	135,375
Cushman & Wakefield PLC (a)	2,365	22,160
DigitalBridge Group, Inc., REIT	3,591	30,164
Essential Properties Realty Trust, REIT	1,736	55,847
Four Corners Property Trust, Inc., REIT	1,375	38,431
Jones Lang LaSalle, Inc. (a)	2,349	534,186
LEG Immobilien SE	347	29,273
PennyMac Financial Services, Inc.	368	35,858
Phillips Edison & Co., REIT	1,266	43,930
Two Harbors Investment Corp., REIT	2,442	28,987
Urban Edge Properties, REIT	1,669	30,159
W.P. Carey, Inc., REIT	758	47,330
		$1,341,996

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 0.1%
Cousins Properties, Inc., REIT	5,664	$ 155,986
Douglas Emmett, Inc., REIT	1,943	26,872
		$182,858
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	558	$ 81,758
National Storage Affiliates Trust, REIT	366	13,615
Prologis, Inc., REIT	2,832	289,430
Rexford Industrial Realty, Inc., REIT	1,826	60,441
SmartStop Self Storage REIT	1,127	39,603
STAG Industrial, Inc., REIT	1,005	33,195
Terreno Realty Corp., REIT	1,160	65,343
		$583,385
Restaurants – 0.7%
Aramark	15,630	$ 522,511
Chefs' Warehouse, Inc. (a)	1,149	65,459
Chipotle Mexican Grill, Inc., “A” (a)	1,501	75,830
Darden Restaurants, Inc.	167	33,507
Greggs PLC	3,100	77,048
Starbucks Corp.	123	9,846
SYSCO Corp.	492	35,129
U.S. Foods Holding Corp. (a)	2,751	180,631
Wingstop, Inc.	253	66,764
		$1,066,725
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	104	$ 28,193
Akzo Nobel N.V.	604	38,283
Ashland, Inc.	1,280	69,619
Axalta Coating Systems Ltd. (a)	1,483	48,197
Chemours Co.	1,821	22,544
Corteva, Inc.	3,620	224,404
Croda International PLC	2,629	103,393
Dow, Inc.	513	15,693
DuPont de Nemours, Inc.	970	64,010
Linde PLC	2,344	1,062,371
Quaker Chemical Corp.	238	25,214
Shin-Etsu Chemical Co. Ltd.	2,000	60,568
Sika AG	566	141,646
Symrise AG	1,199	137,934
		$2,042,069
Specialty Stores – 2.7%
Amazon.com, Inc. (a)(f)	10,248	$ 1,889,936
AutoZone, Inc. (a)	74	278,432
BJ's Wholesale Club Holdings, Inc. (a)	334	39,265
Burlington Stores, Inc. (a)	320	72,013
Home Depot, Inc.	142	51,190
Lowe's Cos., Inc.	1,321	295,323
NEXT PLC	294	48,472
O'Reilly Automotive, Inc. (a)	536	758,547
Pan Pacific International Holdings Corp.	2,000	61,687

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Ross Stores, Inc.	296	$ 41,144
Target Corp.	1,508	145,824
TJX Cos., Inc.	242	31,140
Tractor Supply Co.	1,077	54,518
ZOZO, Inc.	8,800	89,489
Zumiez, Inc. (a)	323	3,779
		$3,860,759
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	213	$ 48,012
Cellnex Telecom S.A.	3,390	137,175
Infrastrutture Wireless Italiane S.p.A.	7,339	87,630
SBA Communications Corp., REIT	63	15,334
		$288,151
Telecom Services – 0.2%
Advanced Info Service Public Co. Ltd.	4,700	$ 41,506
AST SpaceMobile, Inc. (a)(l)	383	8,889
Etihad Etisalat Co.	5,464	91,481
Hellenic Telecommunications Organization S.A.	897	17,132
KDDI Corp.	4,400	77,657
Koninklijke KPN N.V.	8,367	38,865
		$275,530
Tobacco – 0.9%
Altria Group, Inc. (f)	14,098	$ 833,897
British American Tobacco PLC	2,449	106,263
Philip Morris International, Inc.	2,163	370,652
		$1,310,812
Trucking – 0.2%
J.B. Hunt Transport Services, Inc.	325	$ 42,439
Knight-Swift Transportation Holdings, Inc.	1,550	60,714
RXO, Inc. (a)	1,181	16,640
Seino Holdings Co. Ltd.	4,800	75,468
SG Holdings Co. Ltd.	3,300	34,724
XPO, Inc. (a)	583	61,868
Yamato Holdings Co. Ltd.	2,400	34,024
		$325,877
Utilities - Electric Power – 2.3%
Alliant Energy Corp.	1,299	$ 79,291
Black Hills Corp.	686	41,777
CenterPoint Energy, Inc.	1,377	53,400
CLP Holdings Ltd.	3,000	25,646
CMS Energy Corp.	835	61,498
Constellation Energy	56	12,513
Dominion Energy, Inc. (f)	5,756	313,011
DTE Energy Co.	1,874	256,738
Duke Energy Corp. (f)	3,076	375,333
E.ON SE	2,990	52,321
Edison International	6,715	359,320
Entergy Corp.	1,577	131,159

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Iberdrola S.A.	6,075	$ 109,522
NorthWestern Corp.	1,060	61,724
NRG Energy, Inc.	4,587	502,643
PG&E Corp.	11,737	193,895
Pinnacle West Capital Corp.	527	50,160
Portland General Electric Co.	1,534	64,612
PPL Corp.	637	23,250
Public Service Enterprise Group, Inc.	784	62,665
Sempra Energy	554	41,146
Southern Co.	4,134	379,873
Vistra Corp.	579	75,056
		$3,326,553
Total Common Stocks (Identified Cost, $76,713,613)		$109,781,194
Bonds – 19.2%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$42,000	$ 41,150
Boeing Co., 5.15%, 5/01/2030	60,000	60,572
Boeing Co., 5.805%, 5/01/2050	196,000	183,713
General Dynamics Corp., 3.625%, 4/01/2030	96,000	93,260
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	41,000	41,778
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	39,000	39,619
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	39,000	39,616
		$499,708
Asset-Backed & Securitized – 0.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.113%, 11/15/2054 (i)	$974,097	$ 39,107
ACREC 2021-FL1 Ltd., “A”, FLR, 5.584% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	47,111	46,963
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	92,555	92,533
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	25,504	25,529
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.35%, 7/15/2054 (i)	1,184,715	64,396
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	93,304	93,474
KREF 2018-FT1 Ltd., “A”, FLR, 5.513% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	48,916	48,663
KREF 2018-FT1 Ltd., “AS”, FLR, 5.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	99,225
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	5,207	5,211
MF1 2024-FL5 Ltd., “A”, FLR, 6.008% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,014
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	87,934	87,410
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	71,842	72,312
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	604	605
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	30,659	30,915
		$806,357
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$ 47,704
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	202,098
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	79,000	64,553
Hyundai Capital America, 6.375%, 4/08/2030 (n)	97,000	101,416
		$415,771

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$170,000	$ 137,743
Walt Disney Co., 3.8%, 5/13/2060	150,000	107,519
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	61,000	52,233
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	60,000	55,477
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	64,000	58,853
		$411,825
Brokerage & Asset Managers – 0.3%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$53,000	$ 54,964
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	73,000	77,566
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	119,445
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	116,000	110,527
LPL Holdings, Inc., 5.65%, 3/15/2035	96,000	94,929
		$457,431
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$116,000	$ 112,258
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)	27,000	26,986
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	39,804
Vulcan Materials Co., 4.5%, 6/15/2047	59,000	49,046
Vulcan Materials Co., 5.7%, 12/01/2054	46,000	43,961
		$272,055
Business Services – 0.4%
Accenture Capital, Inc., 4.25%, 10/04/2031	$55,000	$ 54,412
Accenture Capital, Inc., 4.5%, 10/04/2034	57,000	54,938
Fiserv, Inc., 4.4%, 7/01/2049	204,000	160,202
Mastercard, Inc., 4.35%, 1/15/2032	93,000	92,049
Mastercard, Inc., 3.85%, 3/26/2050	77,000	60,117
Paychex, Inc., 5.1%, 4/15/2030	34,000	34,509
Paychex, Inc., 5.35%, 4/15/2032	55,000	55,868
Visa, Inc., 2.05%, 4/15/2030	92,000	83,386
Visa, Inc., 2%, 8/15/2050	92,000	49,867
		$645,348
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$191,000	$ 197,796
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	87,000	70,586
Comcast Corp., 5.35%, 5/15/2053	102,000	93,571
Videotron Ltd., 3.625%, 6/15/2029 (n)	148,000	140,051
Videotron Ltd., 5.7%, 1/15/2035 (n)	94,000	93,514
		$595,518
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$ 54,151
Microsoft Corp., 2.525%, 6/01/2050	180,000	111,510
Microsoft Corp., 2.5%, 9/15/2050	113,000	69,065
Oracle Corp., 4%, 7/15/2046	70,000	52,549
Oracle Corp., 5.55%, 2/06/2053	65,000	59,533
		$346,808

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031 (f)	$178,000	$ 154,273
Apple, Inc., 2.65%, 5/11/2050	193,000	120,285
		$274,558
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$37,000	$ 36,645
Regal Rexnord Corp., 6.05%, 4/15/2028	91,000	93,345
Regal Rexnord Corp., 6.3%, 2/15/2030	68,000	70,232
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	186,000	186,568
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	51,360
		$438,150
Consumer Products – 0.1%
Kenvue, Inc., 5.1%, 3/22/2043	$71,000	$ 67,796
Kenvue, Inc., 5.05%, 3/22/2053	67,000	62,195
Mattel, Inc., 3.75%, 4/01/2029 (n)	94,000	88,519
		$218,510
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$83,000	$ 81,733
CBRE Group, Inc., 5.95%, 8/15/2034	108,000	111,561
		$193,294
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$109,000	$ 109,580
Electronics – 0.2%
Analog Devices, Inc., 5.05%, 4/01/2034	$110,000	$ 111,346
Broadcom, Inc., 5.05%, 7/12/2029	54,000	55,057
Intel Corp., 5.7%, 2/10/2053	60,000	53,443
Lam Research Corp., 4.875%, 3/15/2049	92,000	82,422
		$302,268
Emerging Market Sovereign – 0.1%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$200,000	$ 203,089
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.75%, 4/18/2054	$67,000	$ 59,868
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	53,508
Occidental Petroleum Corp., 4.4%, 4/15/2046	127,000	90,164
Pioneer Natural Resources Co., 1.9%, 8/15/2030	127,000	111,512
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	63,179
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	87,000	91,684
		$469,915
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$11,000	$ 9,542
BP Capital Markets America, Inc., 3.001%, 3/17/2052	151,000	92,383
		$101,925

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$197,000	$ 190,719
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	202,509
		$393,228
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$200,000	$ 197,905
Bacardi Ltd., 5.15%, 5/15/2038 (n)	314,000	284,430
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	97,000	94,084
Constellation Brands, Inc., 4.1%, 2/15/2048	149,000	113,221
Flowers Foods, Inc., 5.75%, 3/15/2035	134,000	135,199
Flowers Foods, Inc., 6.2%, 3/15/2055	54,000	53,751
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	73,000	68,629
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	79,000	72,191
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	35,000	31,666
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	56,000	57,653
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	76,945
Kraft Heinz Foods Co., 5.5%, 6/01/2050	118,000	110,568
Mars, Inc., 4.55%, 4/20/2028 (n)	40,000	40,398
Mars, Inc., 4.75%, 4/20/2033 (n)	130,000	128,619
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	45,703
Mars, Inc., 5.7%, 5/01/2055 (n)	87,000	85,753
SYSCO Corp., 4.45%, 3/15/2048	45,000	36,357
		$1,633,072
Gaming & Lodging – 0.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$ 204,354
Las Vegas Sands Corp., 5.9%, 6/01/2027	44,000	44,568
Las Vegas Sands Corp., 6.2%, 8/15/2034	66,000	64,672
Marriott International, Inc., 2.85%, 4/15/2031	28,000	25,033
Marriott International, Inc., 3.5%, 10/15/2032	95,000	84,460
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	84,000	83,126
		$506,213
Industrial – 0.2%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$93,000	$ 92,410
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	234,000	133,170
		$225,580
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$ 105,882
Corebridge Financial, Inc., 4.35%, 4/05/2042	154,000	125,661
Lincoln National Corp., 5.852%, 3/15/2034	76,000	77,339
MetLife, Inc., 5.3%, 12/15/2034	88,000	89,397
		$398,279
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034	$28,000	$ 28,357
Elevance Health, Inc., 5.65%, 6/15/2054	66,000	62,962
Humana, Inc., 5.55%, 5/01/2035	38,000	37,706
Humana, Inc., 4.95%, 10/01/2044	46,000	39,154
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	93,426
UnitedHealth Group, Inc., 2.3%, 5/15/2031	98,000	86,205
UnitedHealth Group, Inc., 4.625%, 7/15/2035	24,000	23,139

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.5%, 7/15/2044	$72,000	$ 69,845
UnitedHealth Group, Inc., 5.875%, 2/15/2053	107,000	106,445
		$547,239
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 5.125%, 3/27/2033	$133,000	$ 132,867
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	83,000	90,018
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	80,000	86,930
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	69,190
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	32,000	32,520
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	83,000	51,096
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	125,000	126,375
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	70,000	66,634
		$655,630
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$ 208,805
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	174,358
		$383,163
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$ 196,637
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 5.5%, 1/12/2029	$95,000	$ 97,635
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	144,376
		$242,011
Major Banks – 3.6%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$ 85,858
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	163,399
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	125,000	130,198
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	229,000	202,544
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	56,000	54,811
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	145,950
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	243,502
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	152,319
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	150,000	152,011
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	54,000	53,868
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	145,000	140,500
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	200,000	201,595
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	132,000	135,311
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	105,000	103,811
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	283,000	293,260
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	257,264
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	53,000	53,445
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	39,000	38,091
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	192,018
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	173,486
Morgan Stanley, 3.125%, 7/27/2026	82,000	80,848
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	49,276
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	147,088
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	64,000	64,673

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	$250,000	$ 217,806
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	252,919
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	53,000	53,769
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	64,000	65,231
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	60,000	60,731
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	169,661
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	81,727
Toronto-Dominion Bank, 4.693%, 9/15/2027	94,000	94,848
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	206,396
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	143,409
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	346,741
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,962
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	99,000	101,853
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	69,000	70,431
		$5,230,610
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$ 194,675
HCA, Inc., 5.45%, 9/15/2034	98,000	97,240
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	203,991
Marin General Hospital, 7.242%, 8/01/2045	59,000	66,730
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	131,000	134,327
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	40,154
		$737,117
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$ 63,489
Stryker Corp., 4.625%, 9/11/2034	91,000	88,588
		$152,077
Metals & Mining – 0.2%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$200,000	$ 177,969
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	69,000	70,046
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	45,000	45,304
Vale Overseas Ltd., 6.4%, 6/28/2054	42,000	40,565
		$333,884
Midstream – 0.6%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$22,000	$ 22,310
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	88,000	90,405
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	52,000	52,962
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	114,000	107,259
Enbridge, Inc., 5.95%, 4/05/2054	72,000	69,154
Energy Transfer LP, 4%, 10/01/2027	77,000	76,025
Energy Transfer LP, 5.95%, 5/15/2054	43,000	39,091
Enterprise Products Operating LLC, 4.85%, 1/31/2034	129,000	126,724
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	88,376	85,131
Plains All American Pipeline LP, 4.65%, 10/15/2025	39,000	38,938
Plains All American Pipeline LP, 5.95%, 6/15/2035	92,000	92,062
Targa Resources Corp., 4.95%, 4/15/2052	138,000	111,130
		$911,191

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$ 51,298
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	131,344
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	103,749
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	95,000	84,625
		$371,016
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$127,000	$ 130,784
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$43,000	$ 40,819
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	77,811
		$118,630
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$99,000	$ 96,807
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$ 211,475
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	217,392
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	221,712
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	97,000	96,610
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	37,000	39,802
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	27,000	25,983
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	76,000	82,051
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	28,000	28,149
		$923,174
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044	$90,000	$ 87,048
AbbVie, Inc., 5.4%, 3/15/2054	67,000	64,197
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	49,000	48,034
Eli Lilly & Co., 4.7%, 2/09/2034	146,000	144,784
Eli Lilly & Co., 5.5%, 2/12/2055	24,000	24,063
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	35,289
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	30,000	27,780
Pfizer, Inc., 2.55%, 5/28/2040	58,000	40,589
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	147,927
		$619,711
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$79,000	$ 81,299
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$116,000	$ 108,547
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	41,000	40,262
Canadian Pacific Railway Co., 3.1%, 12/02/2051	146,000	94,257
		$243,066
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$123,000	$ 119,837

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$ 80,166
Boston Properties LP, REIT, 2.75%, 10/01/2026	105,000	101,800
Corporate Office Property LP, REIT, 2%, 1/15/2029	100,000	89,497
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	65,000	56,315
		$327,778
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$111,000	$ 98,132
Prologis LP, REIT, 5.125%, 1/15/2034	127,000	127,024
		$225,156
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$ 86,067
Realty Income Corp., REIT, 5.375%, 9/01/2054	114,000	107,179
STORE Capital Corp., REIT, 4.625%, 3/15/2029	23,000	22,418
STORE Capital Corp., REIT, 2.75%, 11/18/2030	145,000	127,296
		$342,960
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$100,000	$ 69,826
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	96,749
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,571
Home Depot, Inc., 3.9%, 6/15/2047	114,000	88,830
		$282,976
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$69,000	$ 67,759
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	28,030
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	30,459
International Flavors & Fragrances, Inc., 5%, 9/26/2048	112,000	93,180
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	44,000	28,326
		$247,754
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$111,000	$ 76,055
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034	$70,000	$ 68,608
Kroger Co., 5.5%, 9/15/2054	38,000	35,546
		$104,154
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.2%, 2/15/2029	$90,000	$ 92,043
American Tower Corp., 5.45%, 2/15/2034	88,000	89,390
American Tower Corp., 3.7%, 10/15/2049	35,000	24,907
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	75,000	74,156
Rogers Communications, Inc., 4.5%, 3/15/2042	64,000	53,623
T-Mobile USA, Inc., 5.05%, 7/15/2033	79,000	78,491
Vodafone Group PLC, 5.625%, 2/10/2053	138,000	128,000
		$540,610

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$112,000	$ 119,710
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	150,000	155,115
Philip Morris International, Inc., 5.625%, 11/17/2029	98,000	102,710
Philip Morris International, Inc., 5.125%, 2/15/2030	91,000	93,347
		$470,882
Transportation - Services – 0.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$ 139,902
U.S. Treasury Obligations – 0.4%
U.S. Treasury Bonds, 4.375%, 8/15/2043 (f)	$67,000	$ 64,603
U.S. Treasury Bonds, 4.75%, 11/15/2043 (f)	37,000	37,381
U.S. Treasury Bonds, 4.625%, 5/15/2044 (f)	51,000	50,600
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	163,000	161,370
U.S. Treasury Bonds, 4.75%, 2/15/2045 (f)	106,000	106,729
U.S. Treasury Notes, 3.875%, 3/31/2027	150,000	150,697
		$571,380
Utilities - Electric Power – 1.6%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$97,000	$ 91,130
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,227
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	82,499
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	40,000	37,267
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	17,148
DTE Energy Co., 4.95%, 7/01/2027	73,000	73,752
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	64,000	56,668
Duke Energy Florida LLC, 3.4%, 10/01/2046	31,000	21,907
Duke Energy Florida LLC, 6.2%, 11/15/2053	63,000	66,099
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	200,000	173,819
Eversource Energy, 5.5%, 1/01/2034	114,000	114,013
FirstEnergy Corp., 2.65%, 3/01/2030	162,000	146,905
Florida Power & Light Co., 3.95%, 3/01/2048	139,000	109,150
Georgia Power Co., 4.7%, 5/15/2032	55,000	54,644
Georgia Power Co., 5.125%, 5/15/2052	86,000	78,809
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	107,000	92,319
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	68,000	67,019
MidAmerican Energy Co., 5.85%, 9/15/2054	91,000	92,001
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	54,000	54,169
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	102,000	87,199
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035 (w)	99,000	99,336
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	86,000	87,077
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	52,705
Pacific Gas & Electric Co., 2.5%, 2/01/2031	104,000	89,755
Pacific Gas & Electric Co., 4%, 12/01/2046	75,000	53,429
PPL Electric Utilities Corp., 4.85%, 2/15/2034	113,000	112,051
Public Service Electric & Gas Co., 5.5%, 3/01/2055	48,000	46,655
Southern California Edison Co., 5.45%, 3/01/2035	14,000	13,591
Southern California Edison Co., 4.5%, 9/01/2040	50,000	41,331
Xcel Energy, Inc., 4.6%, 6/01/2032	101,000	97,283
Xcel Energy, Inc., 5.5%, 3/15/2034	56,000	56,117
		$2,301,074
Total Bonds (Identified Cost, $28,587,723)		$27,643,046

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6% (Identified Cost, $24,150)	483	$ 29,647
Issuer	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$ 0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 15 warrants, Expiration 11/23/27) (a)	$ 2.57	11/23/27	1,246	$ 0
Total Warrants (Identified Cost, $12)				$0

Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $5,744,216)	5,744,219	$ 5,744,219
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – February 2026 @ EUR 4,800	Put	Goldman Sachs International	$ 2,446,656	42	$ 101,297
Standard & Poor's 500 Index – June 2025 @ $3,500	Put	Merrill Lynch International	1,670,718	3	1,110
Standard & Poor's 500 Index – December 2025 @ $4,250	Put	Merrill Lynch International	1,670,718	3	20,370
Standard & Poor's 500 Index – December 2025 @ $4,800	Put	Merrill Lynch International	2,784,530	5	61,960
Total Purchased Options (Premiums Paid, $170,500)					$184,737
Issuer	Shares/Par
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.27% (j) (Identified Cost, $447,621)	447,621	$ 447,621
Other Assets, Less Liabilities – 0.1%		79,700
Net Assets – 100.0%		$143,910,164
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,744,219 and $138,086,245, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,938,455, representing 5.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
QXO, Inc. (PIPE)	7/19/24	$20,455	$29,855
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,420,000	USD	858,212	Deutsche Bank AG	5/21/2025	$51,546
CAD	3,885,000	USD	2,713,864	Merrill Lynch International	5/21/2025	107,024
CHF	2,198,000	USD	2,632,099	UBS AG	5/21/2025	37,274
DKK	1,221,000	USD	181,378	Merrill Lynch International	5/21/2025	4,171
EUR	2,671,000	USD	2,954,349	JPMorgan Chase Bank N.A.	5/21/2025	75,062

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
GBP	4,268,000	USD	5,526,171	Deutsche Bank AG	5/21/2025	$162,095
JPY	278,752,000	USD	1,887,229	Morgan Stanley Capital Services LLC	5/21/2025	66,644
NOK	61,411,893	USD	5,511,911	Morgan Stanley Capital Services LLC	5/21/2025	391,207
NZD	172,000	USD	98,416	Morgan Stanley Capital Services LLC	5/21/2025	3,811
NZD	2,324,000	USD	1,299,532	State Street Corp.	5/21/2025	81,709
SEK	46,174,068	USD	4,339,755	HSBC Bank	5/21/2025	443,113
TWD	3,700,000	USD	113,039	Citibank N.A.	5/21/2025	2,837
USD	74,007	IDR	1,212,682,000	Citibank N.A.	5/21/2025	1,012
USD	123,963	ILS	439,381	Goldman Sachs International	5/21/2025	3,169
USD	112,065	ZAR	2,078,796	Morgan Stanley Capital Services LLC	5/21/2025	480
						$1,431,154
Liability Derivatives
USD	5,500,149	AUD	8,657,423	Morgan Stanley Capital Services LLC	5/21/2025	$(46,443)
USD	154,532	BRL	909,113	Merrill Lynch International	6/02/2025	(4,363)
USD	5,670,215	CAD	8,015,431	Merrill Lynch International	5/21/2025	(149,768)
USD	925,314	CHF	811,000	Morgan Stanley Capital Services LLC	5/21/2025	(59,609)
USD	6,798,573	CHF	6,067,619	State Street Corp.	5/21/2025	(570,279)
USD	788,443	DKK	5,593,287	State Street Corp.	5/21/2025	(61,538)
USD	12,086,691	EUR	11,506,334	Morgan Stanley Capital Services LLC	5/21/2025	(963,634)
USD	3,093,226	GBP	2,420,000	JPMorgan Chase Bank N.A.	5/21/2025	(132,079)
USD	4,546,516	GBP	3,603,795	UBS AG	5/21/2025	(256,517)
USD	1,258,761	HKD	9,774,902	Merrill Lynch International	5/21/2025	(1,936)
USD	129,504	HKD	1,005,000	State Street Corp.	5/21/2025	(114)
USD	574,052	INR	50,231,252	Barclays Bank PLC	5/21/2025	(19,633)
USD	1,108,108	JPY	159,429,000	Morgan Stanley Capital Services LLC	5/21/2025	(9,387)
USD	5,208,965	JPY	781,408,584	State Street Corp.	5/21/2025	(268,209)
USD	340,872	KRW	489,025,800	Citibank N.A.	5/21/2025	(3,600)
USD	109,195	MXN	2,241,897	Morgan Stanley Capital Services LLC	5/21/2025	(4,821)
USD	564,216	NOK	6,016,000	Merrill Lynch International	5/21/2025	(14,062)
USD	990,145	NOK	10,811,000	State Street Corp.	5/21/2025	(49,045)
USD	4,836,926	NZD	8,461,841	State Street Corp.	5/21/2025	(192,265)
USD	2,276,896	SEK	22,761,000	Deutsche Bank AG	5/21/2025	(80,767)
USD	233,973	SEK	2,349,000	Goldman Sachs International	5/21/2025	(9,345)
USD	404,002	SGD	539,841	State Street Corp.	5/21/2025	(9,784)
USD	95,606	THB	3,204,240	Barclays Bank PLC	5/21/2025	(470)
USD	714,088	TWD	23,313,323	Citibank N.A.	5/21/2025	(16,038)
						$(2,923,706)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
FTSE 100 Index	Short	GBP	50	$5,668,530	June – 2025	$40,136
Hang Seng Index	Long	HKD	18	2,562,974	May – 2025	35,475
IBEX 35 Index	Long	EUR	18	2,712,381	May – 2025	170,980
Mexbol Index	Long	MXN	68	1,950,486	June – 2025	93,755
Mini Ibovespa	Long	BRL	196	947,309	June – 2025	35,819
MSCI Singapore Index	Long	SGD	60	1,771,610	May – 2025	29,190
Russell 2000 Index	Short	USD	129	12,705,210	June – 2025	452,671

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
S&P MidCap 400 Index	Short	USD	43	$12,288,540	June – 2025	$48,937
S&P/TSX 60 Index	Long	CAD	18	3,903,960	June – 2025	110,073
						$1,017,036
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	31	$2,780,691	June – 2025	$9,235
Euro-Bund 10 yr	Long	EUR	54	8,061,497	June – 2025	300,051
Japan Government Bond 10 yr	Short	JPY	2	1,967,408	June – 2025	9,678
Long Gilt 10 yr	Long	GBP	51	6,356,339	June – 2025	25,646
U.S. Treasury Note 2 yr	Long	USD	8	1,665,188	June – 2025	15,440
						$360,050
						$1,377,086
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	107	$289,134	June – 2025	$(10,701)
CAC 40 Index	Short	EUR	33	2,824,998	May – 2025	(129,690)
DAX Index	Long	EUR	3	1,925,910	June – 2025	(50,824)
FTSE MIB Index	Short	EUR	4	840,614	June – 2025	(47,721)
FTSE Taiwan Index	Short	USD	5	338,000	May – 2025	(10,203)
FTSE/JSE Top 40 Index	Short	ZAR	20	917,087	June – 2025	(40,541)
NSE IFSC NIFTY 50 Index	Short	USD	37	1,805,193	May – 2025	(26,443)
OMX 30 Index	Short	SEK	41	1,033,605	May – 2025	(54,856)
S&P 500 E-Mini Index	Short	USD	130	36,315,500	June – 2025	(82,565)
S&P/ASX 200 Index	Short	AUD	15	1,955,759	June – 2025	(56,487)
Topix Index	Short	JPY	41	7,640,544	June – 2025	(127,928)
						$(637,959)
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	12	$883,744	June – 2025	$(22,098)
U.S. Treasury Bond 30 yr	Long	USD	1	116,625	June – 2025	(2,660)
U.S. Treasury Note 10 yr	Short	USD	70	7,855,312	June – 2025	(146,409)
U.S. Treasury Note 5 yr	Short	USD	2	218,391	June – 2025	(3,718)
						$(174,885)
						$(812,844)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/16/27	USD	45,700,000	centrally cleared	3.749% / Annually	Daily SOFR / Annually	$430,852	$(13,840)	$417,012
6/19/30	USD	19,200,000	centrally cleared	3.739% / Annually	Daily SOFR / Annually	388,507	(21,458)	367,049
						$819,359	$(35,298)	$784,061
Liability Derivatives
Interest Rate Swaps
6/18/35	USD	10,500,000	centrally cleared	Daily SOFR / Annually	3.843% / Annually	$(218,655)	$21,189	$(197,466)

MFS Global Alternative Strategy Fund
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
6/18/55	USD	4,900,000	centrally cleared	Daily SOFR / Annually	3.813% / Annually	$(24,081)	$19,056	$(5,025)
						$(242,736)	$40,245	$(202,491)
At April 30, 2025, the fund had cash collateral of $1,263,840 and other liquid securities with an aggregate value of $16,995,532 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $610,130 of securities on loan (identified cost, $105,943,619)	$138,086,245
Investments in affiliated issuers, at value (identified cost, $5,744,216)	5,744,219
Cash	29,398
Foreign currency, at value (identified cost, $15)	15
Restricted cash for
Forward foreign currency exchange contracts	850,000
Deposits with brokers for
Futures contracts	409,293
Exchange-traded options	4,547
Receivables for
Net daily variation margin on open cleared swap agreements	88,795
Forward foreign currency exchange contracts	1,431,154
Net daily variation margin on open futures contracts	41,405
Investments sold	144,937
Fund shares sold	504,378
Interest and dividends	570,206
Receivable from investment adviser	25,651
Other assets	401
Total assets	$147,930,644
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,923,706
Investments purchased	290,965
When-issued investments purchased	98,929
Fund shares reacquired	40,652
Collateral for securities loaned, at value (c)	447,621
Payable to affiliates
Administrative services fee	161
Shareholder servicing costs	43,733
Distribution and service fees	509
Payable for independent Trustees' compensation	867
Deferred foreign capital gains tax expense payable	43,581
Accrued expenses and other liabilities	129,756
Total liabilities	$4,020,480
Net assets	$143,910,164
Net assets consist of
Paid-in capital	$135,218,444
Total distributable earnings (loss)	8,691,720
Net assets	$143,910,164
Shares of beneficial interest outstanding	10,549,649
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Statement of Assets and Liabilities - continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$27,684,218	2,040,659	$13.57
Class B	215,755	16,306	13.23
Class C	1,512,572	114,470	13.21
Class I	99,869,562	7,309,697	13.66
Class R1	147,913	11,413	12.96
Class R2	753,223	56,206	13.40
Class R3	891,654	65,479	13.62
Class R4	226,467	16,528	13.70
Class R6	12,608,800	918,891	13.72
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.40 [100 / 94.25 x $13.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$918,693
Interest	670,932
Dividends from affiliated issuers	189,716
Other	69,491
Income on securities loaned	1,266
Foreign taxes withheld	(42,364)
Total investment income	$1,807,734
Expenses
Management fee	$549,990
Distribution and service fees	46,399
Shareholder servicing costs	71,720
Administrative services fee	14,682
Independent Trustees' compensation	2,411
Custodian fee	51,878
Shareholder communications	9,226
Audit and tax fees	55,360
Legal fees	335
Registration fees	64,933
Miscellaneous	58,858
Total expenses	$925,792
Fees paid indirectly	(976)
Reduction of expenses by investment adviser	(150,592)
Net expenses	$774,224
Net investment income (loss)	$1,033,510
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $248 foreign capital gains tax)	$3,696,668
Affiliated issuers	(1,359)
Written options	77,907
Futures contracts	5,773,234
Swap agreements	(108,129)
Forward foreign currency exchange contracts	1,729,565
Foreign currency	(67,679)
Net realized gain (loss)	$11,100,207
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $2,942 increase in deferred foreign capital gains tax)	$(4,053,247)
Affiliated issuers	(455)
Written options	(53,407)
Futures contracts	1,022,733
Swap agreements	862,338
Forward foreign currency exchange contracts	(1,844,846)
Translation of assets and liabilities in foreign currencies	33,260
Net unrealized gain (loss)	$(4,033,624)
Net realized and unrealized gain (loss)	$7,066,583
Change in net assets from operations	$8,100,093
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24
Change in net assets
From operations
Net investment income (loss)	$1,033,510	$2,072,296
Net realized gain (loss)	11,100,207	5,948,278
Net unrealized gain (loss)	(4,033,624)	9,661,052
Change in net assets from operations	$8,100,093	$17,681,626
Total distributions to shareholders	$(2,102,033)	$(1,601,043)
Change in net assets from fund share transactions	$2,371,704	$(18,672,772)
Total change in net assets	$8,369,764	$(2,592,189)
Net assets
At beginning of period	135,540,400	138,132,589
At end of period	$143,910,164	$135,540,400
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$13.00	$11.58	$10.86	$11.82	$10.99	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.12	$0.06	$0.05	$0.07
Net realized and unrealized gain (loss)	0.66	1.36	0.64	(0.98)	0.83	0.22
Total from investment operations	$0.75	$1.53	$0.76	$(0.92)	$0.88	$0.29
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.04)	$(0.04)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.57	$13.00	$11.58	$10.86	$11.82	$10.99
Total return (%) (r)(s)(t)(x)	5.85(n)	13.33	6.99	(7.79)	7.98	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54(a)	1.56	1.57	1.46	1.43	1.47
Expenses after expense reductions (f)	1.32(a)	1.34	1.37	1.30	1.30	1.32
Net investment income (loss)	1.30(a)	1.32	1.03	0.53	0.40	0.65
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$27,684	$28,167	$25,608	$25,783	$31,120	$29,453
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.30	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$12.57	$11.17	$10.53	$11.49	$10.73	$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.03	$(0.03)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	0.65	1.33	0.61	(0.93)	0.80	0.21
Total from investment operations	$0.68	$1.40	$0.64	$(0.96)	$0.76	$0.20
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$13.23	$12.57	$11.17	$10.53	$11.49	$10.73
Total return (%) (r)(s)(t)(x)	5.41(n)	12.53	6.08	(8.36)	7.08	1.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28(a)	2.31	2.31	2.21	2.18	2.22
Expenses after expense reductions (f)	2.07(a)	2.10	2.12	2.05	2.05	2.08
Net investment income (loss)	0.49(a)	0.58	0.28	(0.24)	(0.36)	(0.09)
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$216	$394	$893	$1,693	$3,129	$4,035
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	2.05	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$12.61	$11.21	$10.56	$11.53	$10.77	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.03	$(0.03)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	0.64	1.33	0.62	(0.94)	0.80	0.21
Total from investment operations	$0.68	$1.40	$0.65	$(0.97)	$0.76	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$—	$—	$—	$(0.00)(w)
Net asset value, end of period (x)	$13.21	$12.61	$11.21	$10.56	$11.53	$10.77
Total return (%) (r)(s)(t)(x)	5.42(n)	12.49	6.16	(8.41)	7.06	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29(a)	2.31	2.31	2.21	2.18	2.22
Expenses after expense reductions (f)	2.07(a)	2.10	2.12	2.05	2.05	2.08
Net investment income (loss)	0.55(a)	0.56	0.27	(0.24)	(0.36)	(0.08)
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$1,513	$1,357	$1,761	$3,725	$5,966	$8,396
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	2.05	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$13.11	$11.67	$10.95	$11.91	$11.08	$10.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.15	$0.09	$0.08	$0.10
Net realized and unrealized gain (loss)	0.66	1.38	0.64	(0.98)	0.82	0.22
Total from investment operations	$0.76	$1.58	$0.79	$(0.89)	$0.90	$0.32
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.14)	$(0.07)	$(0.07)	$(0.07)	$(0.13)
Net asset value, end of period (x)	$13.66	$13.11	$11.67	$10.95	$11.91	$11.08
Total return (%) (r)(s)(t)(x)	5.92(n)	13.64	7.21	(7.51)	8.19	2.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.32	1.32	1.21	1.18	1.22
Expenses after expense reductions (f)	1.07(a)	1.09	1.12	1.05	1.05	1.07
Net investment income (loss)	1.56(a)	1.57	1.27	0.79	0.66	0.90
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$99,870	$91,222	$80,226	$94,555	$112,743	$108,871
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.05	1.05	1.05	1.05	1.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$12.39	$11.05	$10.41	$11.36	$10.61	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.03	$(0.02)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	0.62	1.31	0.61	(0.93)	0.79	0.22
Total from investment operations	$0.66	$1.38	$0.64	$(0.95)	$0.75	$0.21
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.04)	$—	$—	$—	$(0.03)
Net asset value, end of period (x)	$12.96	$12.39	$11.05	$10.41	$11.36	$10.61
Total return (%) (r)(s)(t)(x)	5.40(n)	12.50	6.15	(8.36)	7.07	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29(a)	2.32	2.32	2.21	2.18	2.22
Expenses after expense reductions (f)	2.07(a)	2.09	2.12	2.05	2.05	2.07
Net investment income (loss)	0.56(a)	0.57	0.29	(0.21)	(0.35)	(0.09)
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$148	$141	$125	$111	$122	$113
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	2.05	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$12.84	$11.44	$10.73	$11.69	$10.86	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.09	$0.03	$0.02	$0.04
Net realized and unrealized gain (loss)	0.65	1.36	0.63	(0.97)	0.81	0.22
Total from investment operations	$0.72	$1.49	$0.72	$(0.94)	$0.83	$0.26
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.09)	$(0.01)	$(0.02)	$—	$(0.07)
Net asset value, end of period (x)	$13.40	$12.84	$11.44	$10.73	$11.69	$10.86
Total return (%) (r)(s)(t)(x)	5.66(n)	13.13	6.69	(8.02)	7.64	2.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.82	1.82	1.71	1.68	1.72
Expenses after expense reductions (f)	1.57(a)	1.59	1.62	1.55	1.55	1.58
Net investment income (loss)	1.06(a)	1.06	0.79	0.28	0.13	0.41
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$753	$681	$406	$499	$611	$498
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.55	1.55	1.55	1.55	1.55

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$13.04	$11.62	$10.88	$11.83	$11.00	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.12	$0.06	$0.05	$0.07
Net realized and unrealized gain (loss)	0.67	1.36	0.64	(0.97)	0.82	0.22
Total from investment operations	$0.76	$1.53	$0.76	$(0.91)	$0.87	$0.29
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.02)	$(0.04)	$(0.04)	$(0.10)
Net asset value, end of period (x)	$13.62	$13.04	$11.62	$10.88	$11.83	$11.00
Total return (%) (r)(s)(t)(x)	5.87(n)	13.28	6.98	(7.71)	7.92	2.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54(a)	1.56	1.57	1.46	1.43	1.47
Expenses after expense reductions (f)	1.32(a)	1.35	1.37	1.30	1.30	1.32
Net investment income (loss)	1.30(a)	1.33	1.03	0.54	0.40	0.69
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$892	$883	$931	$854	$1,593	$1,432
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.30	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$13.14	$11.69	$10.98	$11.94	$11.11	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.13	$0.11	$0.07	$0.09
Net realized and unrealized gain (loss)	0.66	1.38	0.65	(1.00)	0.84	0.23
Total from investment operations	$0.77	$1.58	$0.78	$(0.89)	$0.91	$0.32
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.13)	$(0.07)	$(0.07)	$(0.08)	$(0.12)
Net asset value, end of period (x)	$13.70	$13.14	$11.69	$10.98	$11.94	$11.11
Total return (%) (r)(s)(t)(x)	5.98(n)	13.60	7.16	(7.49)	8.20	2.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.31	1.31	1.24	1.18	1.23
Expenses after expense reductions (f)	1.07(a)	1.10	1.12	1.05	1.05	1.08
Net investment income (loss)	1.65(a)	1.56	1.17	0.94	0.64	0.81
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$226	$129	$145	$554	$57	$58
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.05	1.05	1.05	1.05	1.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	4/30/25 (unaudited)	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$13.17	$11.73	$11.01	$11.97	$11.13	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.16	$0.10	$0.08	$0.11
Net realized and unrealized gain (loss)	0.67	1.39	0.64	(0.98)	0.84	0.21
Total from investment operations	$0.78	$1.59	$0.80	$(0.88)	$0.92	$0.32
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.15)	$(0.08)	$(0.08)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$13.72	$13.17	$11.73	$11.01	$11.97	$11.13
Total return (%) (r)(s)(t)(x)	5.99(n)	13.68	7.28	(7.38)	8.35	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.22	1.23	1.11	1.08	1.13
Expenses after expense reductions (f)	0.97(a)	1.00	1.03	0.95	0.95	0.99
Net investment income (loss)	1.65(a)	1.58	1.38	0.87	0.71	1.04
Portfolio turnover rate	23(n)	38	44	58	44	57
Net assets at end of period (000 omitted)	$12,609	$12,566	$28,036	$27,108	$35,052	$20,383
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.95	0.96	0.95	0.95	0.96
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$73,407,500	$50,225	$—	$73,457,725
Japan	5,882,285	—	—	5,882,285
France	706,494	4,477,518	—	5,184,012
United Kingdom	1,889,057	1,948,437	—	3,837,494
Canada	3,455,098	—	—	3,455,098
Germany	2,134,123	800,062	—	2,934,185
Switzerland	2,657,921	141,646	—	2,799,567
Sweden	1,240,854	430,884	—	1,671,738
Spain	—	1,509,956	—	1,509,956
Other Countries	7,143,487	2,120,031	—	9,263,518
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	571,380	—	571,380
Non - U.S. Sovereign Debt	—	782,889	—	782,889
Municipal Bonds	—	371,016	—	371,016
U.S. Corporate Bonds	—	18,458,353	—	18,458,353
Residential Mortgage-Backed Securities	—	345,729	—	345,729
Commercial Mortgage-Backed Securities	—	103,503	—	103,503
Asset-Backed Securities (including CDOs)	—	357,125	—	357,125
Foreign Bonds	—	6,653,051	—	6,653,051
Investment Companies	6,191,840	—	—	6,191,840
Total	$104,708,659	$39,121,805	$—	$143,830,464
Other Financial Instruments
Futures Contracts – Assets	$1,165,970	$211,116	$—	$1,377,086
Futures Contracts – Liabilities	(489,212)	(323,632)	—	(812,844)
Forward Foreign Currency Exchange Contracts – Assets	—	1,431,154	—	1,431,154
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,923,706)	—	(2,923,706)
Swap Agreements – Assets	—	784,061	—	784,061
Swap Agreements – Liabilities	—	(202,491)	—	(202,491)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$184,737	$—
Equity	Futures Contracts	1,017,036	(637,959)
Interest Rate	Futures Contracts	360,050	(174,885)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,431,154	(2,923,706)
Interest Rate	Cleared Swap Agreements	784,061	(202,491)
Total		$3,777,038	$(3,939,041)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$668,004	$(108,129)	$—	$—	$—
Foreign Exchange	—	—	1,729,565	—	—
Equity	5,105,230	—	—	(308,405)	77,907
Total	$5,773,234	$(108,129)	$1,729,565	$(308,405)	$77,907
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$248,845	$862,338	$—	$—	$—
Foreign Exchange	—	—	(1,844,846)	—	—
Equity	773,888	—	—	294,059	(53,407)
Total	$1,022,733	$862,338	$(1,844,846)	$294,059	$(53,407)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$41,405	$—
Cleared Swap Agreements (a)	88,795	—
Forward Foreign Currency Exchange Contracts	1,431,154	(2,923,706)
Purchased Options (a)	184,737	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,746,091	$(2,923,706)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	775,736	(1,407,751)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$970,355	$(1,515,955)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at April 30, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$3,849	$(3,849)	$—	$—	$—
Deutsche Bank AG	213,641	(80,767)	—	—	132,874
Goldman Sachs International	104,466	(9,345)	—	—	95,121
JPMorgan Chase Bank N.A.	75,062	(75,062)	—	—	—
Merrill Lynch International	111,195	(111,195)	—	—	—
Morgan Stanley Capital Services, Inc.	462,142	(462,142)	—	—	—
Total	$970,355	$(742,360)	$—	$—	$227,995
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at April 30, 2025:

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(20,103)	$—	$—	$—	$(20,103)
Citibank N.A	(19,638)	3,849	—	—	(15,789)
Deutsche Bank AG	(80,767)	80,767	—	—	—
Goldman Sachs International	(9,345)	9,345	—	—	—
JPMorgan Chase Bank N.A.	(132,079)	75,062	—	—	(57,017)
Merrill Lynch International	(170,129)	111,195	—	—	(58,934)
Morgan Stanley Capital Services, Inc.	(1,083,894)	462,142	—	621,752	—
Total	$(1,515,955)	$742,360	$—	$621,752	$(151,843)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $610,130.  The fair value of the fund's investment securities on loan and a related liability of $447,621 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $195,447 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$1,601,043
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$113,790,182
Gross appreciation	34,029,371
Gross depreciation	(3,989,089)
Net unrealized appreciation (depreciation)	$30,040,282
As of 10/31/24
Undistributed ordinary income	2,085,687
Capital loss carryforwards	(33,351,339)
Other temporary differences	(52,931)
Net unrealized appreciation (depreciation)	34,012,243
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(33,351,339)

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/25	Year ended 10/31/24
Class A	$385,163	$262,417
Class B	594	—
Class C	8,691	—
Class I	1,470,665	976,073
Class R1	1,058	427
Class R2	9,048	4,861
Class R3	11,773	9,033
Class R4	2,100	1,592
Class R6	212,941	346,640
Total	$2,102,033	$1,601,043
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this management fee reduction amounted to $9,497, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the six months ended April 30, 2025, this reduction amounted to $141,095, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,626 for the six months ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 34,406
Class B	0.75%	0.25%	1.00%	1.00%	1,504
Class C	0.75%	0.25%	1.00%	1.00%	6,848
Class R1	0.75%	0.25%	1.00%	1.00%	712
Class R2	0.25%	0.25%	0.50%	0.50%	1,812
Class R3	—	0.25%	0.25%	0.25%	1,117
Total Distribution and Service Fees					$46,399
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended April 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2025, were as follows:
Amount
Class A	$—
Class B	432
Class C	5
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2025, the fee was $6,229, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $65,491.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2025 was equivalent to an annual effective rate of 0.0213% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	1	$16
8/19/2024	Redemption	Class C	1	14
8/19/2024	Redemption	Class I	3	44
During the six months ended April 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,267 and $65,069, respectively. The sales transactions resulted in net realized gains (losses) of $32,222.
(4)  Portfolio Securities
For the six months ended April 30, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$819,654	$696,694
Non-U.S. Government securities	41,042,635	29,452,773
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	96,330	$1,279,149	364,104	$4,471,006
Class B	—	—	2,549	31,307
Class C	16,512	215,171	13,876	171,138
Class I	1,623,725	21,607,474	1,884,937	23,852,003
Class R1	111	1,400	221	2,650
Class R2	4,500	58,833	21,054	252,169
Class R3	5,815	77,544	10,701	135,213
Class R4	6,559	89,318	92	1,193
Class R6	80,634	1,075,213	449,995	5,824,751
	1,834,186	$24,404,102	2,747,529	$34,741,430
Shares issued to shareholders in reinvestment of distributions
Class A	27,875	$358,755	20,725	$247,658
Class B	47	594	—	—
Class C	688	8,652	—	—
Class I	111,095	1,438,675	79,405	955,240
Class R1	86	1,058	37	427
Class R2	711	9,048	411	4,861
Class R3	911	11,773	753	9,033
Class R4	162	2,100	132	1,592
Class R6	12,464	162,039	7,314	88,358
	154,039	$1,992,694	108,777	$1,307,169

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(250,319)	$(3,305,944)	(429,991)	$(5,366,950)
Class B	(15,111)	(194,346)	(51,075)	(612,254)
Class C	(10,292)	(131,915)	(63,431)	(768,201)
Class I	(1,384,609)	(18,508,667)	(1,880,245)	(23,864,585)
Class R1	(192)	(2,420)	(200)	(2,291)
Class R2	(2,044)	(26,672)	(3,947)	(49,902)
Class R3	(8,923)	(119,335)	(23,930)	(307,373)
Class R4	—	—	(2,836)	(36,392)
Class R6	(128,382)	(1,735,793)	(1,893,778)	(23,713,423)
	(1,799,872)	$(24,025,092)	(4,349,433)	$(54,721,371)
Net change
Class A	(126,114)	$(1,668,040)	(45,162)	$(648,286)
Class B	(15,064)	(193,752)	(48,526)	(580,947)
Class C	6,908	91,908	(49,555)	(597,063)
Class I	350,211	4,537,482	84,097	942,658
Class R1	5	38	58	786
Class R2	3,167	41,209	17,518	207,128
Class R3	(2,197)	(30,018)	(12,476)	(163,127)
Class R4	6,721	91,418	(2,612)	(33,607)
Class R6	(35,284)	(498,541)	(1,436,469)	(17,800,314)
	188,353	$2,371,704	(1,493,127)	$(18,672,772)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2025, the fund’s commitment fee and interest expense were $318 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,317,744	$64,871,693	$66,443,404	$(1,359)	$(455)	$5,744,219

MFS Global Alternative Strategy Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$189,716	$—

MFS Global Alternative Strategy Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XV, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	928,678,587.502	4,720,994.556
John A. Caroselli	931,346,059.074	2,053,522.984
Maureen R. Goldfarb	931,967,612.509	1,431,969.549
Peter D. Jones	931,339,013.586	2,060,568.472
John P. Kavanaugh	931,103,938.079	2,295,643.979
James W. Kilman, Jr.	931,346,059.074	2,053,522.984
Clarence Otis, Jr.	928,925,366.349	4,474,215.709
Michael W. Roberge	931,327,310.246	2,072,271.812
Maryanne L. Roepke	931,967,612.509	1,431,969.549
Paula E. Smith	931,960,567.021	1,439,015.037
Laurie J. Thomsen	931,967,612.509	1,431,969.549
Darrell A. Williams	931,346,059.074	2,053,522.984

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Alternative Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Alternative Strategy Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 13, 2025

*  Print name and title of each signing officer under his or her signature.